UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-2421



                    The Tax-Exempt Bond Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2004

                   Date of reporting period: February 29, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

THE TAX-EXEMPT BOND FUND OF AMERICA

[photo of two hands making clay pottery]

Semi-annual report for the six months ended February 29, 2004

THE TAX-EXEMPT BOND FUND OF AMERICA(R) seeks a high level of federally tax-free current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2004 (the most recent calendar quarter):


                                                                    1 year           5 years          10 years
Class A shares
Reflecting 3.75% maximum sales charge                               +1.94%           +4.66%            +6.01%

The fund's 30-day yield for Class A shares as of March 31, 2004, calculated in accordance with the Securities and Exchange Commission formula, was 2.92%. The fund's distribution rate for Class A shares as of that date was 3.96%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 52. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ON THESE TWO PAGES ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Income may be subject to state or local taxes. Also, distributions from gains on the sale of certain bonds purchased at less than par value and capital gain distributions, if any, are taxable. Certain other income also may be taxable.

[black and white photo of clay pots]

FELLOW SHAREHOLDERS:

When The Tax-Exempt Bond Fund of America's 2004 fiscal year began six months ago, it looked as if the long-expected rise in interest rates was finally underway. After hitting a 45-year low in June, the yield on the 10-year U.S. Treasury note had risen substantially by the start of the fund's fiscal year. Yet, as temperatures began to fall last autumn, so did interest rates -- this despite an expanding U.S. economy.

The rise in rates just before the period began and the decline in rates thereafter played a meaningful role in the fund's return. Since bond prices rise when interest rates decline, your fund did well during the six-month period ended February 29, 2004, generating a total return of 6.54%. About a third of the return came from dividend income, which totaled 26 cents per share and is completely free of federal taxes. Despite the appreciation in the net asset value of the fund's shares, the fund did not pay a capital gain distribution.

If you reinvested those dividends, as most shareholders do, your income return was 2.16% (4.32% on an annualized basis). If you're in the 35% maximum federal tax bracket, that's the taxable equivalent of a 3.32% return (6.64% on an annualized basis). If you took your dividends in cash, your income return was 2.14%, equivalent to a 3.29% taxable return. (For other tax-equivalent yields, please see the table on page 2.) The fund's net asset value, or NAV, rose 52 cents over the period, to $12.69 per share.


INVESTMENT HIGHLIGHTS
THROUGH FEBRUARY 29, 2004

6-MONTH TOTAL RETURN                                                                                +6.54%
(income plus capital changes, with dividends reinvested)

TAX-FREE DISTRIBUTION RATE                                                                          +3.91%
(income return only, reflecting maximum sales charge)

TAXABLE EQUIVALENT DISTRIBUTION RATE                                                                +6.02%
(assuming a 35% federal tax rate)

SEC 30-DAY TAX-FREE YIELD                                                                           +3.07%
(reflecting maximum sales charge)

TAXABLE EQUIVALENT SEC YIELD                                                                        +4.72%
(assuming a 35% federal tax rate)

Distribution rates and yields are annualized.
For current yield information, please call toll-free: 800/421-0180.

[black and white photo of a person sculpting a clay pot]

The fund's 6.54% total return was slightly better than its benchmarks. The unmanaged Lehman Brothers Municipal Bond Index, which measures a wide variety of tax-exempt bonds, generated a total return of 6.52% -- without any deduction for expenses. The Lipper General Municipal Debt Funds Average of comparable funds returned 6.44%.

MARKET AND ECONOMIC REVIEW

Although the U.S. economy has been expanding at a healthy rate, it has not until recently generated very many new jobs. This has helped keep inflation in check, leading the Federal Reserve to maintain short-term rates at historic lows. That, in turn, has been good for bond prices. It has also been good for many states and municipalities, which continued to borrow money at a record pace. For calendar year 2003, new issuance in the municipal bond market reached a record $379 billion. New issuance appears to be slowing somewhat in calendar year 2004, reflecting an improving fiscal situation at the state and local level, and the fact that many rushed their issues to market in 2003 as a hedge against higher rates in 2004.

With the economy continuing to expand, we believe that the anemic labor market and inflation will eventually perk up, bringing with them higher interest rates. Thus, we caution you that although the fiscal year is off to a solid start, future investment returns may not be as strong.


WHY TAX-FREE INVESTING CAN BE WORTHWHILE
                                                                                            The fund's 3.91%
                                                                                     tax-exempt distribution
                                                                        Current       rate in February(3) is
                   Your taxable income(1)                               federal      equivalent to a taxable
           Single                           Joint                    tax rate(2)       distribution rate of:

      $0 -        7,150                $0 -      14,300                   10.0%                    4.34%
   7,151 -       29,050            14,301 -      58,100                   15.0                     4.60
  29,051 -       70,350            58,101 -     117,250                   25.0                     5.21
  70,351 -      146,750           117,251 -     178,650                   28.0                     5.43
 146,751 -      319,100           178,651 -     319,100                   33.0                     5.84
           Over 319,100                    Over 319,100                   35.0                     6.02

(1) 2004 federal tax brackets used are projected.
(2) The federal rates are marginal rates. They do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
(3) The fund's distribution rate here and in the Investment Highlights table is based on offering price and therefore reflects the effects of the maximum sales charge on the initial investment. It is not a projection of future results, which will be affected by, among other things, interest rate levels, changes in the value of portfolio securities, the effects of portfolio transactions and fund expenses.

[black and white photo of a person sculpting a clay pot]

PORTFOLIO REVIEW

As you know, your fund has the dual objective of providing a high level of current tax-free income and preserving capital. To maximize yields, a bond investor generally has two options, neither of which is very appealing at the moment: buying lower rated bonds, or buying longer term bonds. In the first case, yield spreads among bonds of differing credit quality have narrowed, so investors are paid less to assume greater risks. As for "going long," the yield curve (a curve plotting the yields on bonds from the shortest to longest maturities) looks pretty much like it did a year ago -- rising steeply for short- and medium-term bonds, then flattening out. For example, AAA municipal bonds maturing in 30 years currently yield around 4.35%. But comparable bonds maturing in 15 years yield 3.76% on average -- approximately 86% of the 30-year yield. Getting most of a longer term bond's yield without its volatility dovetails quite nicely with our conservative approach and helps explain why the fund's holdings mature, on average, in 6.7 years.

In terms of composition, the fund remains well diversified, holding securities from 45 states and U.S. territories. Approximately two-thirds of its holdings are in securities rated A or higher by Moody's or Standard & Poor's, the principal ratings agencies for municipal bonds in the United States.

LONG-TERM PERSPECTIVE

We will continue to maintain our cautious investment approach by paying close attention to risk, and endeavoring to preserve shareholder capital. It is an approach that has generally been quite effective during times of market uncertainty.

In conclusion, given their relatively low risks and steady streams of mostly tax-free income, we think municipal bond funds are quite attractive investments that should be a core part of any investment portfolio. We appreciate your confidence in us and your commitment to long-term investing. This year, the fund marks its 25th anniversary. In our next report, six months from now, we'll take a look at the fund's first quarter-century -- and the road ahead.

Cordially,

/s/ Paul G. Haaga                   /s/ Neil L. Langberg
Paul G. Haaga, Jr.                  Neil L. Langberg
Chairman of the Board               President

April 15, 2004

Figures shown on the opposite page are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money.

Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. For current information about the fund, visit americanfunds.com.


INVESTMENT PORTFOLIO, February 29, 2004

                                                                     unaudited

[begin pie chart]
                                                   Percent
                                                    of net
GEOGRAPHIC BREAKDOWN                                assets
Texas                                                 11.5
New York                                               9.5
Illinois                                               9.1
Washington                                             7.2
Florida                                                5.6
California                                             4.8
Other States                                          44.1
Cash & Equivalents                                     8.2
[end pie chart]


[begin pie chart]
                                                   Percent
                                                    of net
QUALITY RATINGS                                     assets
Aaa/AAA                                               37.4
Aa/AA                                                 20.6
A/A                                                    8.0
Baa/BBB                                               13.9
Below investment-grade                                11.9
Cash & Equivalents                                     8.2
[end pie chart]



                                                                                                 Principal              Market
                                                                                                    amount               value
FIXED-INCOME SECURITIES - 91.78%                                                                      (000)               (000)

ALABAMA  -  0.69%
Public School and College Auth., Capital Improvement Pool Bonds, Series 2001-A,
   5.625% 2015                                                                               $       5,255    $          5,999
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds
   (International Paper Co. Projects), Series 2003-A, 5.00% 2013                                     1,000               1,086
Special Care Fac. Fncg. Auth. of the City of Huntsville - Carlton Cove,
   Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project), Series 2001,
   8.125% 2031                                                                                       9,000               5,019
Jefferson County, Sewer Rev. Capital Improvement Warrants, Series 1999-A, FGIC
   insured, 5.125% 2029 (preref. 2009)                                                               2,865               3,266
Health Care Auth. of Lauderdale County and the City of Florence, Coffee Health
   Group, Series 2000-A Bonds, MBIA insured, 5.50% 2009                                              1,150               1,323
21st Century Auth., Tobacco Settlement Rev. Bonds:
 Series 2000, 5.75% 2020                                                                             2,000               1,957
 Series 2001, 5.50% 2021                                                                             6,000               5,634


ALASKA  -  1.26%
Housing Fin. Corp.:
 Collateralized Bonds (Veterans Mortgage Program), Series 1992-A1, 6.75% 2032                          395                 397
 Rev. Bonds, Series 1998-A1, 5.30% 2017                                                              5,380               5,682
Municipality of Anchorage:
 G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC insured, 6.00% 2012                            2,895               3,528
 Municipal Light & Power, Senior Lien Ref. Electric Rev. Bonds, Series 1996,
   MBIA insured, 6.50% 2014                                                                          5,000               6,395
North Slope Borough, G.O. Bonds, Series 1997-A, MBIA insured, 0% 2008                               10,935               9,864
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds:
 Series 2000:
  5.80% 2012                                                                                         4,785               4,800
  6.20% 2022                                                                                         1,975               1,973
 Series 2001, 5.375% 2021                                                                           12,850              11,549


ARIZONA  -  0.49%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A,
   6.125% 2009                                                                                       2,900               3,152
Transportation Excise Tax Rev. Bonds (Maricopa County Regional Area Road Fund),
   Series 2002, 3.00% 2005                                                                           5,000               5,164
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds
   (Catholic Healthcare West Project), Series 1998-A:
 5.25% 2006                                                                                          2,850               3,040
 5.00% 2016                                                                                          1,000               1,035
Industrial Dev. Auth. of the County of Pima, Education Rev. Bonds (Charter
   Schools Project), Series 2002-E, 7.25% 2031                                                       4,520               4,748



CALIFORNIA  -  4.81%
G.O. Bonds:
 6.00% 2019                                                                                          5,000               5,878
 Various Purpose:
  5.25% 2018                                                                                         8,000               8,599
  5.00% 2033                                                                                         3,000               3,001
Educational Facs. Auth., Rev. Bonds, Stanford University, Series N, 5.35% 2027                       3,000               3,289
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C4, Class I:
 5.10% 2007                                                                                            455                 494
 5.20% 2009                                                                                            305                 330
Joint Powers Health Fncg. Auth., Cert. of Part., Community Medical Center
   (Community Hospitals of Central California Project), Series 2001, 5.00% 2011                      1,115               1,192
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern
   County at Delano II), Series 2003-C, 5.50% 2018                                                   7,820               8,519
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine
   Apartment Communities, LP), Series 1998-A3, 5.10% 2025 (put 2010)                                 4,000               4,307
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A:
 5.50% 2009                                                                                          1,000               1,132
 5.75% 2017                                                                                          5,550               6,272
 5.375% 2022                                                                                         3,000               3,183
 AMBAC insured:
  5.50% 2015                                                                                         2,000               2,302
  5.50% 2016                                                                                         1,000               1,147
 FSA insured, 5.25% 2011                                                                             4,000               4,628
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated
   Series B, 5.85% 2015                                                                              1,415               1,519
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.:
 Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments),
   Series 2000-A, 5.30% 2008                                                                         1,000               1,071
 Rev. Ref. Cert. of Part.:
  American Baptist Homes of the West Facs. Project, Series 1997-A:
   5.50% 2007                                                                                          835                 869
   5.75% 2017                                                                                        1,500               1,506
   6.20% 2027                                                                                        1,675               1,686
  Episcopal Homes Foundation, Series 1998, 5.125% 2013                                               2,000               2,054
 Southern California Presbyterian Homes Obligated Group (Redwood Senior Homes
   and Services), Rev. Bonds, Series 2002:
  6.00% 2022                                                                                         1,750               1,839
  6.125% 2032                                                                                        1,000               1,037
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special
   Tax Bonds, Series 1998, 5.375% 2028                                                               2,500               2,520
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev.
   Projects), Series A, AMBAC insured, 5.00% 2017                                                    2,880               3,274
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
   Special Tax Bonds, Series 1999, 6.125% 2016                                                         975               1,036
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999,
   7.00% 2024                                                                                        2,000               2,167
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax
   Bonds, Series 1999:
 6.50% 2015                                                                                          1,000               1,088
 6.625% 2030                                                                                         1,000               1,066
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
   Bonds, Series 2003-A1, 6.25% 2033                                                                 3,500               3,370
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement
   Bonds (Shady Canyon), Group Two, 5.60% 2022                                                       1,715               1,769
City of La Verne, Rev. Cert. of Part. (Brethren Hillcrest Homes), Series
   2003-B, 6.625% 2025                                                                               1,250               1,282
City of Lincoln, Community Facs. Dist. No. 2003-1 (Lincoln Crossing Project),
   Special Tax Bonds, Series 2003-A, 6.125% 2033                                                     2,000               2,038
City of Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the
   Pacific Project), Series 2001, AMBAC insured, 5.50% 2015                                          2,150               2,470
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific
   Project), Series 1995-A (preref. 2005):
 6.10% 2010                                                                                          4,000               4,337
 6.125% 2015                                                                                         5,000               5,423
 6.125% 2023                                                                                        12,500              13,556
 MBIA insured, 6.125% 2023                                                                           2,000               2,169
County of Los Angeles:
 Capital Asset Leasing Corp., Cert. of Part. (Marina del Rey), Series 1993-A,
   6.50% 2008                                                                                        4,750               4,859
 Los Angeles Community College Dist., G.O. Bonds, 2001 Election, Series A,
   5.50% 2016                                                                                       10,500              12,018
Community Facs. Dist. No. 2002-1 of the County of Orange (Ladera Ranch),
   Special Tax Bonds, Series 2003-A, 5.55% 2033                                                      2,000               2,029
City of Roseville, Special Tax Bonds:
 Highland Reserve North Community Facs. Dist. No. 1, Series 1999:
  6.00% 2011                                                                                         3,075               3,358
  6.30% 2025                                                                                         2,750               2,872
 North Central Roseville Community Facs. Dist. No. 1, Ref. Bonds, Series 1999:
  5.30% 2007                                                                                         2,700               2,921
  5.80% 2017                                                                                         3,290               3,451
 Woodcreek West Community Facs. Dist. No. 1, Series 1999, 6.50% 2015                                 1,465               1,590
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter &
   Gamble Project), Series 1995:
 6.375% 2010                                                                                           500                 529
 6.375% 2010 (preref. 2005)                                                                            500                 546
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist.
   No. 1, Improvement Area No. 2, Special Tax Ref. Bonds (Elliott Ranch),
   6.30% 2021                                                                                          500                 524
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
   (Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A,
   5.20% 2029 (put 2009)                                                                             1,500               1,648
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited
   Obligation Improvement Bonds, 6.25% 2012                                                            995               1,035
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027                              3,000               3,125
Community Facs. Dist. No. 99-1 (Talega) of the Santa Margarita Water Dist.,
   Special Tax Bonds, Series 1999, 6.10% 2014                                                        1,195               1,282
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes
   (South Tahoe Redev. Project,  Area No. 1):
 Series 1999-A, 7.30% 2007 (preref. 2004)                                                            3,000               3,112
 Series 1999-B, 7.30% 2007 (preref. 2004)                                                            1,905               1,976
 Series 2003-B, 5.125% 2009                                                                          2,000               2,109
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf
   Creek),  Special Tax Bonds, Series 2003, 5.90% 2034                                               1,625               1,637
The Regents of the University of California, Various University of California
   Projects, Series 1993-A, 5.50% 2021                                                               2,000               2,046
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014                           1,300               1,379
City of West Sacramento, Community Facs. Dist. No. 16 (Bridgeway Lakes),
   Special Tax Bonds, 6.00% 2033                                                                     1,000               1,010


COLORADO  -  3.29%
Health Facs. Auth.:
 Health Facs. Rev. Bonds (The Evangelical Lutheran Good Samaritan Society
   Project):
  Series 2000, 6.60% 2016                                                                            5,250               5,968
  Series 2002, 5.90% 2027                                                                            3,670               3,837
 Hospital Rev. Bonds:
  Catholic Health Initiatives, Series 2001:
   5.375% 2010                                                                                       1,500               1,708
   5.50% 2014                                                                                        3,000               3,338
   5.50% 2015                                                                                        4,250               4,702
  PorterCare Adventist Health System Project, Series 2001, 6.50% 2031                                3,800               4,222
 Rev. Bonds:
  Catholic Health Initiatives, Series 2002-A, 5.00% 2009                                             1,000               1,108
  Covenant Retirement Communities, Inc.:
   Series 1995, 6.75% 2025                                                                           4,160               4,324
   Series 2002-B, 6.125% 2033                                                                        9,000               9,395
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds:
 Series 1997-A3, 7.00% 2016                                                                            345                 348
 Series 1997-B3, 6.80% 2028                                                                            175                 177
 Series 1997-C3, 6.75% 2017                                                                            230                 232
 Series 1998-B3, 6.55% 2025                                                                          1,935               1,954
 Series 1998-D3, 6.125% 2023                                                                         1,900               1,990
Arapahoe County:
 Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project)
   (preref. 2005):
  6.90% 2015                                                                                         2,500               2,791
  6.95% 2020                                                                                        17,500              19,554
 E-470 Public Highway Auth., Senior Rev. Bonds (Capital Appreciation Bonds),
   Series 2000-B, 0% 2034                                                                            7,500                 809
Denver Convention Center Hotel Auth. Rev. Bonds, Series 2003-A, XLCA insured:
 5.00% 2016                                                                                          6,925               7,702
 5.00% 2017                                                                                          5,000               5,522
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999,
   6.70% 2019                                                                                        3,400               3,648
EagleBend Affordable Housing Corp., Multi-family Housing Project Rev. Ref.
   Bonds, Series 1997-A:
 6.20% 2012                                                                                          1,000               1,013
 6.40% 2017                                                                                          2,000               2,007
 6.45% 2021                                                                                          3,175               3,151
EagleBend Dowd Affordable Housing Corp., Multi-family Housing Project Rev.
   Bonds, Series 1998-A (preref. 2005):
 6.35% 2014                                                                                            885                 948
 6.63% 2039                                                                                          2,000               2,148
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev.
   Bonds, Series 1999-A, MBIA insured:
 0% 2011                                                                                             2,600               2,094
 0% 2012                                                                                             4,700               3,588
North Range Metropolitan Dist. No. 1 (City of Commerce City), Adams County,
   Limited Tax G.O. Bonds, Series 2001, 7.25% 2031                                                   3,775               3,832
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds
   (Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026                         5,415               5,679
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series
   2001, 7.50% 2031                                                                                  7,310               7,572


CONNECTICUT  -  0.67%
G.O. Bonds, Series 2001-B, 5.375% 2016                                                               1,900               2,151
Dev. Auth., Pollution Control Rev. Ref. Bonds (The Connecticut Light and Power
   Co. Project), Series 1993-A, 5.85% 2028                                                           5,025               5,390
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A: (1)
 6.375% 2004 (escrowed to maturity)                                                                  1,985               2,040
 6.50% 2005 (escrowed to maturity)                                                                   1,490               1,611
 6.40% 2011                                                                                          2,025               2,211
 6.40% 2011 (preref. 2007)                                                                           2,470               2,853
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public
   Improvement Bonds, Series 2001:
 5.375% 2011                                                                                         1,000               1,100
 6.00% 2016                                                                                          1,000               1,107
 6.25% 2021                                                                                          3,000               3,270
 6.25% 2031                                                                                          1,500               1,610


DISTRICT OF COLUMBIA  -  0.49%
G.O. Ref. Bonds:
 AMBAC insured:
  Series 1993-A, 5.875% 2005 (escrowed to maturity)                                                  2,125               2,253
  Series 1993-B1, 5.50% 2009                                                                         1,500               1,728
 Series 2002-C, XLCA insured, 5.25% 2013                                                             1,000               1,127
Cert. of Part., Series 2002, Lease Rev. Bonds, AMBAC insured, 5.25% 2013                             1,000               1,128
Gallery Place Project, Tax Increment Rev. Bonds, Series 2002, FSA insured,
   5.50% 2016                                                                                        1,000               1,133
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
   Hospital and Washington Hospital Center Projects):
 Series 2001-B, 6.625% 2031 (preref. 2005)                                                           4,000               4,213
 Series 2001-D, 6.875% 2031 (preref. 2007)                                                           5,000               5,753


FLORIDA  -  5.56%
State Board of Education, Public Education Capital Outlay Bonds (preref. 2004):
 Series 1994-A, 5.70% 2008                                                                           1,000               1,022
 Series 1994-E, 5.70% 2014                                                                           1,600               1,636
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
   (Capital Projects Loan Program - The Glenridge on Palmer Ranch Project),
   Series 2002-A, 8.00% 2032                                                                        12,485              12,950
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County),
   Special Assessment Rev. Bonds:
 Series 1996, 7.60% 2018                                                                               860                 897
 Series 1998, 5.75% 2006                                                                               200                 201
 Series 2000, 6.50% 2007                                                                               215                 218
Bay County, Pollution Control Rev. Ref. Bonds (International Paper),
   Series 1998-A, 5.10% 2012                                                                         3,500               3,835
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment
   Bonds (Industrial Project), Series 2002-B:
 7.00% 2014                                                                                          1,025               1,081
 7.25% 2033                                                                                          1,000               1,071
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds,
   Series 1998-B, 5.70% 2005                                                                         1,180               1,176
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special
   Assessment Ref. Bonds:
 Series 1995, 8.25% 2016 (preref. 2005)                                                                960               1,057
 Series 2000-C, 7.10% 2030                                                                           8,145               8,773
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group),
   Series 2003-A:
 5.25% 2012                                                                                          1,000               1,130
 5.25% 2013                                                                                          4,000               4,513
Fishhawk Community Dev. Dist. (Hillsborough County), Special Assessment Rev.
   Bonds:
 Series 2000, 6.65% 2007                                                                               310                 314
 Dist. II, Series 2003-B, 5.00% 2007                                                                 1,000               1,003
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B
   (Long Term), 7.375% 2031                                                                          2,995               3,247
Gateway Services Community Dev. Dist., Special Assessment Bonds:
 Stoneybrook Project, Series 2003, 5.50% 2008                                                        1,500               1,511
 Sun City Center Fort Myers Project, Series 2003-B, 5.50% 2010                                       4,995               5,022
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special
   Assessment Bonds:
 Series 2002, 6.125% 2007                                                                            2,900               2,924
 Series 2003, 5.20% 2007                                                                             2,000               1,992
Greyhawk Landing, Community Dev. Dist. (Manatee County), Special Assessment
   Rev. Bonds:
 Series 2002-A, 7.00% 2033                                                                           1,000               1,074
 Series 2002-B, 6.25% 2009                                                                             850                 862
The Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds,
   Series 2000-B, 7.625% 2008                                                                          815                 787
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement
   Rev. Bonds:
 Series 2001-B, 6.35% 2010                                                                           1,375               1,407
 Series 2002, 6.75% 2034                                                                             3,000               3,149
Harbour Lake Estates Community Dev. Dist. (Miramar), Special Assessment Bonds,
    Series 2001, 6.40% 2006                                                                          1,475               1,481
Heritage Harbour Community Dev. Dist. (Manatee County), Special Assessment Rev.
   Bonds, Series 1997-B, 6.00% 2006                                                                    700                 702
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital
   Improvement Rev. Bonds:
 Series 2002-A, 6.50% 2034                                                                             500                 528
 Series 2002-B, 5.40% 2008                                                                           2,135               2,161
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006                         550                 552
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev.
   Bonds:
 Series 1998, 5.40% 2003                                                                             1,030               1,036
 Series 1999, 6.25% 2004                                                                             1,750               1,755
Heritage Pines Community Dev. Dist. (Pasco County), Capital Improvement Rev.
   Bonds, Series 1998-B, 5.50% 2005                                                                  1,200               1,200
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
   System/Sunbelt Obligated Group), Series 2002-B:
 5.00% 2010                                                                                          1,055               1,168
 5.00% 2011                                                                                          1,205               1,330
 5.00% 2012                                                                                          2,000               2,192
Hillsborough County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa
   General Hospital Project), Series 2003-A:
 5.00% 2012                                                                                          1,000               1,088
 5.25% 2015                                                                                          3,500               3,769
 5.00% 2018                                                                                          2,500               2,586
Jacksonville Electric Auth., St. Johns River Power Park System, Rev. Ref.
   Bonds, Issue Two, Series Seventeen, 5.00% 2015                                                    4,000               4,373
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital
   Improvement Rev. Bonds:
 Series 2001-A, 7.40% 2032                                                                             940               1,017
 Series 2001-B, 6.40% 2011                                                                           2,355               2,407
 Series 2003-A, 6.50% 2032                                                                           2,340               2,407
 Series 2003-B, 5.40% 2008                                                                           2,865               2,871
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special
   Assessment Rev. Bonds, Series 2000-B, 7.00% 2010                                                  2,125               2,168
Lakewood Ranch Community Dev. Dist. 5 (Manatee County), Special Assessment
   Rev. Bonds:
 Series 2001-B, 6.00% 2011                                                                             400                 409
 Series 2003, 5.30% 2007                                                                             1,000               1,013
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds:
 Cypress Cove at Healthpark Florida, Inc. Project, Series 1997-A:
  5.80% 2006                                                                                         1,005               1,045
  6.25% 2017                                                                                         5,550               5,631
 Shell Point/Alliance Obligated Group, Shell Point Village Project,
   Series 1999-A:
  5.25% 2006                                                                                         1,150               1,227
  5.50% 2010                                                                                         1,500               1,639
  5.75% 2012                                                                                         1,360               1,470
  5.75% 2013                                                                                         1,840               1,970
  5.75% 2014                                                                                           500                 532
  5.75% 2015                                                                                         1,900               2,007
  5.50% 2021                                                                                         1,550               1,581
  5.50% 2029                                                                                         7,750               7,776
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment
   Bonds:
 Series 2000-A, 7.65% 2032                                                                           3,960               4,382
 Series 2000-B, 6.75% 2007                                                                             350                 354
 Series 2002, 6.625% 2032                                                                            3,615               3,809
Meadow Pointe III Community Dev. Dist. (Pasco County), Capital Improvement
   Rev. Bonds:
 Series 2001-1, 5.90% 2006                                                                              30                  30
 Series 2003-A, 6.40% 2034                                                                           2,000               2,081
 Series 2003-B, 5.25% 2007                                                                           1,135               1,137
Meadow Pointe IV Community Dev. Dist. (Pasco County), Capital Improvement Rev.
   Bonds, Series 2003-B, 5.125% 2007                                                                 2,000               2,013
Miami-Dade County:
 Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami Children's Hospital
   Project), Series 2001-A, AMBAC insured, 5.625% 2016                                               5,495               6,266
 School Board, Cert. of Part., Series 2003-C, MBIA insured, 5.00% 2027
   (put 2008)                                                                                        2,200               2,449
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022                                       500                 520
Northern Palm Beach County Improvement Dist., Water Control and Improvement
   Bonds:
 Unit of Dev. No. 9A, Series 1996-A:
  6.80% 2006 (escrowed to maturity)                                                                    590                 638
  7.30% 2027 (preref. 2006)                                                                          1,500               1,736
 Unit of Dev. No. 9B, Series 1999:
  5.85% 2013                                                                                           830                 877
  5.90% 2019                                                                                         1,085               1,127
  6.00% 2029                                                                                         1,100               1,130
City of Orlando:
 Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series
   1998-A:
  5.50% 2010                                                                                         1,000               1,013
  5.80% 2026                                                                                         1,000               1,008
 Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001,
   5.25% 2014                                                                                        4,135               4,833
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds (Adult
   Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020                       2,750               2,825
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev.
   Bonds, Series 2002, 7.25% 2033                                                                    1,500               1,586
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment
   Rev. Bonds, Series 2003-B, 6.375% 2013                                                            4,000               4,077
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev.
   Bonds, Series 2000-A, 6.95% 2031                                                                  2,695               2,863
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev.
   Bonds, Series 2002, 6.90% 2033                                                                    2,000               2,090
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County),
   Special Assessment Rev. Bonds:
 Series 2000-A, 7.00% 2032                                                                           1,775               1,890
 Series 2000-B, 6.45% 2010                                                                             925                 946
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev.
   Bonds, Series 2003:
 6.25% 2013                                                                                          1,000               1,023
 6.875% 2023                                                                                         1,000               1,045
 6.95% 2033                                                                                          1,000               1,043
University Place Community Development Dist. (Manatee County):
 Series 2001-A, 7.00% 2032                                                                             990               1,058
 Series 2001-B, 6.10% 2007                                                                           1,550               1,561
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev.
   Bonds, Series 2001-A, 6.95% 2033                                                                  4,000               4,265
Venetian Community Dev. Dist., Sarasota County, Capital Improvement Rev. Bonds:
 Series 2002-A, 6.75% 2034                                                                           1,000               1,059
 Series 2002-B, 5.95% 2012                                                                           3,760               3,841
Vista Lakes Community Dev. Dist. (City of Orlando), Capital Improvement Rev.
   Bonds:
 Series 2000-B, 6.35% 2005                                                                              85                  85
 Series 2002-B, 5.80% 2008                                                                             840                 849
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds:
 Series 2001-A, 6.95% 2031                                                                             490                 518
 Series 2001-B, 6.25% 2010                                                                             900                 912


GEORGIA  -  1.49%
G.O. Bonds:
 Ref. Bonds, Series 1998-E, 5.00% 2005                                                               3,505               3,636
 Series 2001-B, 5.25% 2016                                                                           8,000               9,049
Municipal Electric Auth.:
 General Power Rev. Bonds, Series X, 6.50% 2012                                                      1,215               1,453
 Project One Senior Bond, Fourth Crossover Series, MBIA insured, 6.50% 2012                          5,700               6,848
City of Atlanta:
 Airport Facs. Rev. Ref. Bonds, Series 1994-A, AMBAC insured, 6.50% 2009                             1,000               1,197
 Tax Allocation Bonds (Atlantic Station Project), Series 2001:
  7.75% 2014                                                                                         3,000               3,162
  7.90% 2024                                                                                        10,000              10,590
 Water and Wastewater Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2022                            8,500               9,950
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds
   (The Park at Briarcliff Apartments Project), Series 1998-A, 4.55%
   2028 (put 2008)                                                                                   5,985               6,369




HAWAII  -  0.32%
G.O. Bonds of 1997, Series CN, FGIC insured, 5.25% 2013                                              3,000               3,345
City and County of Honolulu:
 G.O. Bonds:
  Ref. and Improvement, Series 1993-B:
   5.00% 2013                                                                                        1,370               1,561
   5.00% 2013 (escrowed to maturity)                                                                   630                 726
  Series 2001-A, FSA insured, 5.375% 2012                                                            2,000               2,313
  Wastewater System Rev. Bonds (First Bond Resolution), Senior Series 2001,
   AMBAC insured:
   5.50% 2015                                                                                        1,875               2,142
   5.50% 2016                                                                                        1,000               1,142



ILLINOIS  -  9.11%
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016                              2,000               2,349
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST:
 Series of March 2001, 5.50% 2016                                                                    3,000               3,421
 Series of June 2001:
  5.50% 2016                                                                                         7,470               8,518
  5.50% 2017                                                                                         8,000               9,122
 Series of September 2001:
  5.375% 2015                                                                                        2,500               2,831
  5.375% 2016                                                                                        1,500               1,698
Civic Center Bonds (Special State Obligation Bonds), Series 1991, AMBAC
   insured, 6.25% 2020                                                                               6,500               8,171
Dev. Fin. Auth.:
 Rev. Bonds (Provena Health), Series 1998-A, MBIA insured, 5.50% 2010                                5,120               5,868
 Revolving Fund Rev. Bonds, Series 2002 (Master Trust):
  5.50% 2016                                                                                         7,165               8,164
  5.50% 2017                                                                                         2,885               3,276
Educational Facs. Auth.:
 Adjustable Medium Term Rev. Bonds, Field Museum of Natural History,
   Series 2002:
  4.45% 2036 (put 2014)                                                                              1,000               1,054
  4.60% 2036 (put 2015)                                                                              6,000               6,333
  4.75% 2036 (put 2016)                                                                              2,000               2,127
 Rev. Bonds:
  Loyola University of Chicago, Series 2003-A, 5.00% 2026                                            5,000               5,114
  MJH Education Assistance Illinois III LLC, Series 1999-D, AMBAC insured,
   5.45% 2014                                                                                        1,500               1,696
  Northwestern University, Series 2003, 5.00% 2017                                                   3,255               3,600
 Rev. Ref. Bonds, The Art Institute of Chicago, Series 2003-A:
  5.375% 2018                                                                                        1,000               1,085
  5.375% 2023                                                                                        1,500               1,589
 Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University
   Center Project), Series 2002:
  6.625% 2017                                                                                        3,860               4,193
  6.00% 2022                                                                                         1,250               1,285
  6.25% 2030                                                                                         7,000               7,269
  6.25% 2034                                                                                         4,500               4,636
Health Facs. Auth.:
 Rev. Bonds:
  Advocate Health Care Network:
   Series 1998-A:
    5.00% 2007                                                                                         700                 765
    5.00% 2007 (escrowed to maturity)                                                                  920               1,023
    5.00% 2008                                                                                         810                 892
    5.00% 2008 (escrowed to maturity)                                                                1,060               1,195
    4.50% 2009                                                                                         840                 903
    4.50% 2009 (preref. 2008)                                                                        1,090               1,214
    4.625% 2010                                                                                      1,310               1,401
    4.625% 2010 (preref. 2008)                                                                       1,690               1,892
    Series 1998-B:
    4.875% 2013                                                                                      2,130               2,242
    4.875% 2013 (preref. 2008)                                                                         330                 373
    MBIA insured, 5.25% 2018                                                                         2,115               2,303
    MBIA insured, 5.25% 2018 (preref. 2008)                                                            385                 442
   Series 2000:
    6.125% 2011                                                                                      2,835               3,290
    6.25% 2012                                                                                       4,425               5,106
  Alexian Brothers Health System, Series 1999, FSA insured:
   5.00% 2008                                                                                        1,230               1,362
   5.25% 2012                                                                                        6,960               7,760
   5.125% 2028                                                                                       2,000               2,074
  Centegra Health System, Series 1998:
   5.50% 2008                                                                                        1,640               1,821
   5.50% 2009                                                                                        2,290               2,521
   5.50% 2010                                                                                        2,440               2,656
   5.20% 2012                                                                                        2,200               2,323
   5.25% 2013                                                                                        2,430               2,552
   5.25% 2018                                                                                        5,050               5,177
  The Children's Memorial Hospital, Series 1999-A, AMBAC insured:
   5.75% 2010                                                                                        1,835               2,128
   5.75% 2011                                                                                        1,690               1,937
  Covenant Retirement Communities, Inc.:
   Series 2001, 5.875% 2031                                                                          3,500               3,502
   Series 2002-B, 6.125% 2028                                                                        1,000               1,023
  Edward Hospital Obligated Group, Series 2001-A, FSA insured:
   5.50% 2012                                                                                        2,545               2,931
   5.50% 2017                                                                                        1,500               1,671
  Evangelical  Hospitals Corp., Series 1992-C, 6.25% 2022 (escrowed to maturity)                     4,000               4,943
  Friendship Village of Schaumburg, Series 1997-A, 5.25% 2018                                        4,675               4,597
  Hospital Sisters Services, Inc. - Obligated Group), Series 1998-A, MBIA
   insured:
   5.25% 2008                                                                                        4,000               4,491
   5.375% 2013                                                                                       1,785               2,002
  Lutheran Senior Ministries Obligated Group - Lutheran Hillside Village
   Project, Series 2001-A, 7.375% 2031                                                               1,500               1,513
  Northwestern Memorial Hospital, Series 1994-A, 6.00% 2024                                          2,000               2,057
  OSF Healthcare System:
   Series 1993, 5.75% 2007                                                                           5,760               5,891
   Series 1999, 6.25% 2019                                                                           4,500               4,926
  Riverside Health System:
   Series 2000, 6.85% 2029                                                                           2,500               2,758
   Series 2002, 5.75% 2022                                                                           5,000               5,249
  Sherman Health Systems, Series 1997, AMBAC insured, 5.50% 2010                                     2,595               2,892
 Rev. Ref. Bonds:
  Advocate Health Care Network, Series 1997-A:
   5.50% 2008                                                                                        1,000               1,114
   5.80% 2016                                                                                        8,000               8,570
  Edward Hospital Project, Series 1993-A:
   5.75%  2009                                                                                       1,325               1,356
   6.00% 2019                                                                                        1,435               1,469
  Fairview Obligated Group Project, Series 1995-A:
   6.50% 2006                                                                                          770                 801
   7.40% 2023                                                                                        3,000               3,013
  Lutheran General Health, Series 1993-C, 6.00% 2018                                                 2,705               3,133
Housing Dev. Auth., Multi-family Housing Bonds, Series 1992-A, 7.00% 2010                            1,430               1,445
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Ref.
   Bonds, Series 2002-B, MBIA insured, 5.25% 2011                                                    2,000               2,316
Central Lake County, Joint Action Water Agcy., Water Rev. Ref. Bonds, Series
   2003, AMBAC insured, 5.25% 2015                                                                   5,095               5,792
City of Chicago:
 G.O. Bonds:
  City Colleges of Chicago Capital Improvement Project, Series 1999, FGIC
   insured, 0% 2016                                                                                  7,700               4,657
  Emergency Telephone System, Ref. Series 1999, FGIC insured, 5.25% 2020                             2,000               2,282
 Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County:
  G.O. Capital Improvement Bonds:
   Series of March 1993, 5.25% 2004                                                                  5,000               5,161
   Limited Tax Series D of December 2002, 5.00% 2012                                                 2,650               3,034
  G.O. Ref. Bonds, Series of March 1993:
   5.30% 2005                                                                                        5,325               5,710
   5.50% 2010                                                                                        2,275               2,694
 O'Hare International Airport:
  General Airport Rev. Ref. Bonds, Series 1993-A, MBIA insured, 5.00% 2012                           5,815               6,559
  Passenger Fac. Charge Rev. Bonds, Series 1996-A, AMBAC insured, 5.60% 2010                         2,000               2,171
  Special Facs. Rev. Ref. Bonds (United Air Lines, Inc. Project), Series
   1999-A, 5.35% 2016 (2)                                                                            3,685                 898
 School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O.
   Bonds (Dedicated Tax Rev.):
  Series 1997, AMBAC insured, 6.75%2012                                                              1,000               1,272
  Series 1997-A, AMBAC insured:
   0% 2011                                                                                           2,745               2,132
   0% 2014                                                                                           7,085               4,630
   0% 2015                                                                                           3,245               1,999
  Series 1998-B, FGIC insured, 0% 2014                                                               2,000               1,305
 Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital
   Appreciation Bonds, Series 2000-A, AMBAC insured:
  0% 2007                                                                                            7,000               6,476
  0% 2008                                                                                            7,000               6,230
 Water Rev. Bonds, Series 1997, FGIC insured, 0% 2014                                                3,500               2,297
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC insured,
   6.50% 2011                                                                                        4,000               4,994
Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will
   Counties, G.O. Bonds, FGIC insured:
 Series 1994-D, 7.75% 2019                                                                           4,500               6,400
 Series 2002-B, 5.375% 2014                                                                          4,000               4,618
Township High School Dist. Number 205, Cook County (Thornton), G.O. Limited
   Capital Appreciation Bonds, Series 1998-D, FSA insured, 0% 2008                                   4,730               4,209
Board of Trustees of the University of Illinois, AMBAC insured:
 Auxiliary Facs. System Rev. Ref. Bonds, Series 2001-A, 5.50% 2021                                   2,670               3,117
 Cert. of Part. (Utility Infrastructure Projects), Series 2001-A, 5.375% 2015                        3,530               3,946
Community Unit School Dist.:
 Number 308, Kendall, Kane and Will Counties, G.O. School Bonds, Series 2002-B,
   FGIC insured, 5.25% 2015                                                                          2,775               3,157
 Number 365-U, Will County (Valley View), G.O. Capital Appreciation School
   Bonds, Series 2002, FSA insured, 0% 2017                                                          2,000               1,100


INDIANA  -  2.87%
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15),
    Series 1997-A, 5.75% 2011                                                                        4,000               3,024
Educational Facs. Auth., Educational Facs. Rev. Bonds (University of
   Evansville Project), Series 1996, 5.25% 2005                                                      1,000               1,027
Health Fac. Fncg. Auth.:
 Hospital Rev. Bonds:
  Charity Obligated Group:
   Series 1997-D, 5.00% 2026 (preref. 2007)                                                         13,990              15,317
   Series 1999-D, 5.25% 2016 (preref. 2009)                                                          3,000               3,494
  Clarian Health Partners, Inc., Series 1996-A:
   5.50% 2016                                                                                       10,250              10,857
   MBIA insured:
    5.25% 2008                                                                                       1,700               1,886
    5.50% 2016                                                                                       4,000               4,390
  Holy Cross Health System Corp., Series 1998, MBIA insured, 5.375% 2010                             7,095               7,953
  Sisters of St. Francis Health Services, Inc. Project, Series 1997-A,
   MBIA insured, 5.00% 2008                                                                          1,000               1,114
 Rev. Bonds (Ascension Health Credit Group), Series 2002-F:
  5.50% 2015                                                                                         1,275               1,435
  5.50% 2016                                                                                         1,605               1,791
  5.00% 2018                                                                                         1,735               1,841
State Office Building Commission:
 Correctional Facs. Program Rev. Bonds, Series 1995-B, AMBAC insured, 6.25% 2012                     8,490              10,446
 Facs. Rev. Bonds (New Castle Correctional Fac.), Series 2002-A, FGIC insured:
  5.25% 2012                                                                                         2,590               2,987
  5.50% 2016                                                                                         5,650               6,697
State Revolving Fund Program Bonds, Series 2001-A:
 5.375% 2013                                                                                         2,000               2,321
 5.375% 2014                                                                                         2,000               2,323
 5.375% 2015                                                                                         4,000               4,615
 5.375% 2015                                                                                         2,250               2,596
Transportation Fin. Auth., Airport Facs. Lease Rev. Bonds, Series A, 6.50% 2007                      1,000               1,014
Boone County Hospital Association, Lease Rev. Bonds, Series 2001, FGIC insured,
   5.00% 2010                                                                                        1,255               1,419
The Trustees of Indiana University, Indiana University Student Fee Bonds,
   Series O, FGIC insured, 5.375% 2016                                                               4,690               5,480
Trustees of Ivy Tech State College, Ivy Tech State College Student Fee Bonds,
   Series H, AMBAC insured, 5.00% 2014                                                               1,000               1,118
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease
   Rental Rev. Ref. Senior Bonds, Series 2001-A, MBIA insured, 5.50% 2015                            3,370               3,840
The Trustees of Purdue University, Purdue University Student Fee Bonds,
   Series R, 5.375% 2015                                                                             1,250               1,432

IOWA  -  0.72%
Fin. Auth.:
 Hospital Rev. Bonds:
  Catholic Health Initiatives, Series 2000-A, 6.00% 2018                                             4,395               4,955
  Mercy Medical Center Project, Series 1999, FSA insured:
   5.50% 2011                                                                                        1,420               1,612
   5.60% 2012                                                                                        1,375               1,575
 Hospital Rev. and Ref. Bonds:
  Mercy Health Services Obligated Group, Series 1997-V, 5.00% 2010
   (escrowed to maturity)                                                                              590                 662
  Trinity Health Credit Group, Series 2000-B, AMBAC insured, 6.00% 2027                              5,000               5,765
 Single-family Mortgage Bonds, Series 1997-F, 5.55% 2016                                             1,190               1,263
City of Ames, Iowa, Hospital Rev. Ref. Bonds (Mary Greeley Medical Center),
   Series 2003, AMBAC insured, 5.00% 2013                                                            1,000               1,129
Polk County, Rev. Bonds, Catholic Health Initiatives, Series 1997-A:
 5.50% 2007                                                                                          1,520               1,702
 5.125% 2011                                                                                         1,500               1,609
 5.125% 2012                                                                                         3,170               3,376
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2012                              1,500               1,477


KANSAS  -  0.03%
City of Lenexa (Lakeview Village, Inc. - Southridge Project), Health Care Fac.
   Rev. Bonds, Series 2002-C, 6.875% 2032                                                            1,000               1,064


KENTUCKY  -  0.51%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
   (Appalachian Regional Healthcare, Inc. Project), Series 1997:
 5.20% 2004                                                                                          1,540               1,551
 5.60% 2008                                                                                            630                 637
 5.60% 2009                                                                                          3,305               3,299
 5.70% 2010                                                                                            490                 488
 5.75% 2011                                                                                          2,190               2,163
 5.85% 2017                                                                                          2,000               1,915
State Property and Buildings Commission, Rev. and Rev. Ref. Bonds, Project
   No. 69, Series C, FSA insured, 5.00% 2004                                                         2,090               2,126
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project),
   Series 1999, 5.70% 2009                                                                           5,250               5,678


LOUISIANA  -  3.05%
Health Education Auth. (Lambeth House Project):
 Rev. Bonds, Series 1996, 9.00%  2026 (preref. 2006)                                                 9,000              10,909
 Rev. Ref. Bonds, Series 1998-A:
  5.50% 2010                                                                                         3,020               3,020
  6.15% 2018                                                                                         2,000               2,010
  6.20% 2028                                                                                         3,950               3,916
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
   (Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC
   insured, 6.30% 2030                                                                              11,500              14,346
Public Facs. Auth.:
 Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System
   Project), Series 1998-A, FSA insured:
  5.75% 2014                                                                                         3,495               4,171
  5.75% 2015                                                                                         3,825               4,540
  5.75% 2018                                                                                         4,000               4,756
 Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-A, MBIA insured,
   5.375% 2015                                                                                       3,000               3,422
Jefferson Parish Hospital Services (West Jefferson Medical Center), Hospital
   Rev. Bonds, Series 1998-A, FSA insured:
 Dist. No. 1:
  5.25% 2011                                                                                         2,070               2,296
  5.25% 2012                                                                                         1,930               2,152
 Dist. No. 2, 5.25% 2011                                                                             2,000               2,241
Parish of Morehouse, Pollution Control Rev. Ref. Bonds, Series 2001-A,
   5.25% 2013                                                                                        8,500               9,366
Parish of West Feliciana:
 Pollution Control Rev. Bonds (Gulf States Utilities Co. Project),
   Series 1985-B, 9.00% 2015                                                                         2,000               2,091
 Pollution Control Rev. Ref. Bonds (Entergy Gulf States, Inc. Project),
   Series 1999-A, 5.65% 2028 (put 2004)                                                             10,500              10,696
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030                             29,920              26,953


MAINE  -  0.17%
Health and Higher Educational Facs. Auth., Rev. Bonds, Piper Shores Issue,
   Series 1999-A:
 7.50% 2019                                                                                          3,000               3,140
 7.55% 2029                                                                                          2,575               2,684


MARYLAND  -  0.99%
Community Dev. Administration, Dept. of Housing and Community Dev.,
   Single-family Program Bonds, 1997 First Series, 5.25% 2005                                        5,815               6,045
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County Golf Course System),
   Series 2001, 8.25% 2028                                                                           2,200               2,107
Health and Higher Educational Facs. Auth.:
 Howard County General Hospital Issue, Rev. Bonds, Series 1993 (escrowed to maturity):
  5.50% 2013                                                                                         2,000               2,048
  5.50% 2021                                                                                         1,225               1,254
 MedStar Health Issue, Rev. Ref. Bonds, Series 2004:
  5.00% 2011                                                                                         1,000               1,072
  5.75% 2014                                                                                         2,000               2,205
  5.375% 2024                                                                                        3,225               3,240
 PUMH of Maryland, Inc. Issue, First Mortgage Rev. Bonds (Heron Point of
   Chestertown), Series 1998-A, 5.75% 2019                                                           2,400               2,394
Anne Arundel County, Special Obligation Bonds:
 Arundel Mills Project, Series 1999, 7.10% 2029                                                      5,750               6,255
 National Business Park Project, Series 2000, 7.375% 2028                                            1,000               1,087
Calvert County, Econ. Dev. Rev. Bonds (Asbury-Solomons Island Fac.), Series
   1995, 8.625% 2024 (preref. 2005)                                                                  2,500               2,708
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.),
   Series 1998, 6.625% 2025                                                                          3,000               3,127
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
   Senior Series 2002-A, RADIAN insured, 5.375% 2020                                                 1,000               1,087


MASSACHUSETTS  -  1.75%
G.O. Bonds:
 Consolidated Loan of 2001, Series D, MBIA insured, 5.50% 2012                                       2,000               2,359
 Consolidated Loan, Series 2003-A, 5.25% 2017 (preref. 2013)                                         5,000               5,765
 Ref. Bonds, Series 2003-D:
  5.50% 2016                                                                                         7,000               8,217
  5.50% 2017                                                                                         5,000               5,875
  5.50% 2018                                                                                         5,000               5,868
Bay Transportation Auth.:
 General Transportation System Ref. Bonds, Series 1994-A, 7.00% 2007                                 5,000               5,770
 Senior Sales Tax Bonds, Series C, 5.25% 2013                                                        2,000               2,323
Health and Educational Facs. Auth. Rev. Bonds:
 Massachusetts Institute of Technology Issue, Series K, 5.50% 2022                                   2,000               2,363
 Partners HealthCare System Issue:
  Series C, 6.00% 2015                                                                               1,335               1,541
  Series E, 5.00% 2014                                                                               1,085               1,196
Housing Fin. Agcy., Multi-family Housing Bonds, Series 2003-B1, 4.50% 2014                           1,000               1,038
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds,
   MBIA insured:
 Nuclear Project No. 4, 5.25% 2015                                                                   2,000               2,250
 Nuclear Project No. 6, Series A:
  5.00% 2010                                                                                         1,000               1,136
  5.25% 2015                                                                                         5,000               5,624
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B,
   XLCA insured:
 5.375% 2017                                                                                         3,550               4,115
 5.375% 2018                                                                                         5,045               5,840


MICHIGAN  -  3.60%
Hospital Fin. Auth.:
 Hospital Rev. Bonds:
  Detroit Medical Center Obligated Group, Series 1998-A:
   5.00% 2013                                                                                        1,000                 738
   5.00% 2014                                                                                        1,525               1,099
  Henry Ford Health System, Series 1999-A:
   5.70% 2011                                                                                        2,985               3,336
   5.80% 2012                                                                                        1,075               1,194
 Hospital Rev. Ref. Bonds:
  Daughters of Charity, National Health System, 5.50% 2005 (escrowed to
   maturity)                                                                                           505                 529
  Detroit Medical Center Obligated Group, Series 1993-B, AMBAC insured,
   5.00% 2006                                                                                        1,000               1,036
  Genesys Health System Obligated Group, Series 1995-A:
   8.00% 2005 (escrowed to maturity)                                                                 8,880               9,531
   8.10% 2013 (preref. 2005)                                                                         5,000               5,648
   8.125% 2021 (preref. 2005)                                                                        4,500               5,085
   7.50% 2027 (preref. 2005)                                                                         4,520               4,976
  Genesys Regional Medical Center Obligated Group, Series 1998-A, 5.50% 2004
   (escrowed to maturity)                                                                            2,305               2,367
  Hackley Hospital Obligated Group), Series 1998-A:
   5.00% 2008                                                                                        1,215               1,297
   5.30% 2013                                                                                        2,400               2,486
  Henry Ford Health System, Series 2003-A:
   5.50% 2014                                                                                        2,440               2,696
   5.50% 2015                                                                                        5,000               5,493
   5.50% 2016                                                                                        2,500               2,717
  McLaren Obligated Group, Series 1993-A, 5.375% 2013                                                2,985               3,048
  Pontiac Osteopathic, Series 1994-A:
   5.375% 2006                                                                                         350                 353
   6.00% 2014                                                                                        1,000               1,008
  Sinai Hospital of Greater Detroit, Series 1995:
   6.00% 2008                                                                                        1,645               1,457
   6.625% 2016                                                                                       2,010               1,590
  Sparrow Obligated Group, Series 2001:
   5.25% 2010                                                                                        1,000               1,115
   5.25% 2011                                                                                        1,285               1,430
  Trinity Health Credit Group, Series 2002-C, 5.375% 2023                                            1,000               1,059
 Variable Rate Rev. Bonds (Ascension Health Credit Group):
  Series 1999-B3, 5.30% 2033 (put 2006)                                                              5,625               6,184
  Series 1999-B4, 5.375% 2033 (put 2007)                                                             3,000               3,353
Municipal Bond Auth.:
 Public School Academy Facs. Program Rev. Bonds:
  Detroit Academy of Arts and Sciences Project, Series 2001-A:
   7.90% 2021                                                                                        1,000               1,046
   8.00% 2031                                                                                        1,000               1,045
  YMCA Service Learning Academy Project, Series 2001, 7.75% 2031                                     4,150               4,305
Public Power Agency, Belle River Project Rev. Ref. Bonds, Series 2002-A, MBIA
   insured, 5.25% 2018                                                                               2,000               2,292
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002,
   AMBAC insured, 5.00% 2009                                                                         2,000               2,278
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I,
   5.50% 2016                                                                                        3,000               3,438
State Revolving Fund Rev. Bonds, Clean Water Revolving Fund Rev. Bonds, Series
   2001, 5.25% 2016                                                                                  3,000               3,388
State Trunk Line Fund Bonds, Series 2001-A, 5.50% 2015                                               4,000               4,587
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co.
   Pollution Control Bonds Project), Series 1995-CC, AMBAC insured, 4.85%
   2030 (put 2011)                                                                                   2,500               2,822
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev.
   Ref. Bonds (MeadWestvaco-Escanaba Paper Company Project), Series 2002,
   5.875% 2018                                                                                       4,500               4,783
City of Detroit:
 G.O. Rev. Bonds (Unlimited Tax), Series 1995-B:
  7.00% 2004                                                                                         2,500               2,513
  6.25% 2008                                                                                         1,730               1,815
  6.25% 2009                                                                                         1,195               1,249
  6.25% 2010                                                                                         1,250               1,303
 Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No. 1 Projects), Series
   1996-C, 6.20% 2017 (preref. 2006)                                                                 2,900               3,286
School Dist. of the City of Detroit, Wayne County, School Building and Site
   Improvement Bonds:
 Ref. Bonds, Series 1998-C, FGIC insured, 5.25% 2025                                                 1,955               2,204
 Unlimited Tax G.O., Series 2001-A, Michigan School Bond Loan Fund insured,
   5.00% 2004                                                                                        2,420               2,437
City of Flint, Hospital Building Auth., Hurley Medical Center:
 Rev. Ref. Bonds, Series 1998-A, 5.25% 2016                                                          1,250               1,161
 Rev. Rental Bonds, Series 1998-B, 5.375% 2028                                                       1,000                 866
Kent Hospital Fin. Auth. Rev. Bonds (Spectrum Health):
 Series 2001-A, 5.50% 2014                                                                           1,000               1,116
 Series 2001-B, 5.50% 2017                                                                           1,100               1,206
Regents of the University of Michigan, Hospital Rev. Ref. Bonds, Series 2002,
   5.00% 2005                                                                                        5,975               6,368


MINNESOTA  -  0.04%
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013                          1,195               1,237


MISSISSIPPI  -  0.82%
G.O. Ref. Bonds, Series 2003-A:
 5.25% 2013                                                                                          2,000               2,330
 5.25% 2014                                                                                          4,000               4,675
 5.25% 2015                                                                                          3,000               3,495
 5.25% 2017                                                                                          8,000               9,326
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition
   Program), Series 2001-A, AMBAC insured, 5.00% 2031                                                7,500               7,976
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital
   Project), Series 2000, FSA insured, 5.50% 2027                                                    1,000               1,080

MISSOURI  -  0.16%
Transportation Dev. Dist. (Missouri Bottom Road/Taussig Road) (Hazelwood, St.
   Louis County), Transportation Rev. Bonds, Series 2002, 7.20% 2033                                 5,500               5,791


NEBRASKA  -  0.00%
City of Kearney, Industrial Dev. Rev. Bonds:
 Series 2003-A, 8.00% 2012                                                                              78                  78
 Series 2003-B, 0% 2012                                                                                871                 - *


NEVADA  -  2.68%
Housing Division, Single-family Mortgage Bonds, Series 1999-A1, 4.75% 2012                             495                 523
Clark County:
 G.O. (Limited Tax) Bank Bonds, Series 2001, FGIC insured, 5.50% 2016                                3,000               3,423
 Special Improvement, Local Improvement Bonds:
  Dist. No. 121 (Southern Highlands Area), Series 1999:
   7.00% 2009                                                                                        2,410               2,499
   7.50% 2019                                                                                       15,685              17,195
  Dist. No. 128 (Summerlin Centre):
   Series 2001-A, 6.30% 2021                                                                         1,000               1,021
   Series 2001-B, 6.75% 2021                                                                         1,800               1,859
  Dist. No. 142 (Mountain's Edge), Series 2003:
   5.60% 2013                                                                                        1,740               1,788
   5.75% 2014                                                                                        2,320               2,389
   6.375% 2023                                                                                       5,375               5,505
City of Henderson:
 Health Fac. Rev. Bonds (Catholic Healthcare West):
  Series 1998-A, 5.375% 2026                                                                         7,000               6,839
  Series 1999-A, 6.75% 2020                                                                          1,480               1,630
 Local Improvement, Limited Obligation Improvement Bonds:
  Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
   Series 1999-A:
   5.65% 2009                                                                                        1,450               1,497
   5.75% 2013                                                                                        3,875               3,993
   5.90% 2018                                                                                        2,905               2,978
  Dist. No. T-14 (Anthem Master Planned Community):
   5.10% 2012                                                                                        1,640               1,651
   5.55% 2017                                                                                        3,730               3,759
   5.80% 2023                                                                                        6,000               6,035
City of Las Vegas:
 G.O. (Limited Tax) Sewer and Flood Control Bonds, Series 2001, FGIC insured,
   5.375% 2015                                                                                       2,855               3,227
 Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project),
   Series 2003-A, 5.00% 2014                                                                         3,920               4,089
 Special Improvement Dist. (Summerlin Area), Local Improvement Bonds:
  No. 808, Series 2001:
   6.00% 2010                                                                                        1,000               1,035
   6.375% 2014                                                                                       2,075               2,146
   6.75% 2021                                                                                        4,495               4,647
  No. 809, Series 2003, 5.65% 2023                                                                   1,400               1,385
Las Vegas Monorail Project Rev. Capital Appreciation Bonds, 1st Tier Series
   2000, AMBAC insured, 0% 2010                                                                      3,545               2,968
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local
   Improvement Bonds, Series 2002:
 6.125% 2017                                                                                         5,000               5,135
 6.40% 2022                                                                                          1,000               1,024
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured,
   5.50% 2016                                                                                        3,105               3,543


NEW HAMPSHIRE  -  0.03%
Health and Education Facs. Auth., Exeter Hospital Obligated Group Issue,
   Series 2001-A, 5.75% 2031                                                                         1,000               1,055


NEW JERSEY  -  2.03%
G.O. Bonds (Various Purposes), Series E, 5.50% 2004                                                  6,145               6,194
G.O. Ref. Bonds, Series E, 5.00% 2004                                                                7,540               7,655
Econ. Dev. Auth.:
 Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation Improvement Dist.
   Project (City of Elizabeth), Series 1998-A (preref. 2014):
   6.375% 2018                                                                                       1,000               1,257
  6.375% 2031                                                                                        6,500               8,224
 First Mortgage Rev. Fixed-Rate Bonds:
  Fellowship Village Project, Series 1995-A, 9.25% 2025 (preref. 2005)                               7,000               7,615
  Winchester Gardens at Ward Homestead Project), Series 1996-A (preref. 2006):
   8.50% 2016                                                                                        4,000               4,781
   8.625% 2025                                                                                       3,500               4,194
 First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A:
  4.95% 2005                                                                                         1,230               1,255
  5.50% 2018                                                                                         2,295               2,349
  5.50% 2025                                                                                         3,000               3,002
 Retirement Community Rev. Bonds:
  Cedar Crest Village, Inc. Fac.:
   Series 2001-A, 7.25% 2031                                                                         9,000               9,274
   Series 2001-B, 5.50% 2006                                                                         1,000               1,000
  Seabrook Village, Inc. Fac., Series 2000-A, 8.25% 2030                                             6,000               6,473
School Facs. Construction Bonds, Series 2004-G, 4.00% 2010                                           1,000               1,083
Education Facs. Auth. Dormitory Safety Trust Fund Bonds, Series 2001-A,
   5.00% 2005                                                                                        3,785               3,937
Gloucester County Improvement Auth., Solid Waste Resource Recovery Rev. Ref.
   Bonds (Waste Management, Inc. Project), Series 1999-A, 6.85% 2029 (put 2009)                      1,585               1,876
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
   Series 2003, 4.375% 2019                                                                          1,000                 978


NEW MEXICO  -  0.12%
Supplemental Severance Tax Bonds, Series 2002-A, 5.00% 2010                                          3,945               4,329


NEW YORK  -  9.49%
Dormitory Auth.:
 Center for Nursing/Rehabilitation, Inc. Rev. Bonds, FHA insured, 5.45% 2017                         2,100               2,354
 City University System Consolidated Third General Resolution Rev. Bonds,
   Series 1998-2, AMBAC insured, 5.50% 2008                                                          2,000               2,265
 Edgar Health Care Center (Nursing Home) Rev. Bonds, FHA insured, 4.90% 2013                         2,375               2,543
 Mental Health Services Facs. Improvement Rev. Bonds:
  Series 1997-A:
   6.00% 2007                                                                                        1,745               1,973
   6.00% 2007 (preref. 2007)                                                                             5                   6
  Series 1997-B:
   6.00% 2007                                                                                        2,485               2,817
   6.00% 2007 (preref. 2007)                                                                            15                  17
   5.60% 2008                                                                                        1,295               1,441
   5.60% 2008 (preref. 2007)                                                                             5                   6
  Series 1998-B:
   5.375% 2009                                                                                       1,270               1,430
   5.00% 2010                                                                                        1,495               1,645
   5.00% 2010                                                                                        1,530               1,681
  Series 1998-C, 5.00% 2010                                                                          1,760               1,937
 Secured Hospital:
  Rev. Bonds (Interfaith Medical Center), Series 1998-D, 5.25% 2007                                  2,000               2,194
  Rev. Ref. Bonds:
   Bronx-Lebanon Hospital Center, Series 1998-E, MBIA insured, 5.20% 2014                            8,520               9,412
   Brookdale Hospital, Series 1998-J, 5.125% 2009                                                    2,500               2,785
 St. Luke's-Roosevelt Hospital Center, Mortgage Hospital Rev. Bonds, Series
   2000-A, FHA insured, 5.75% 2021                                                                   5,000               5,597
 State University Educational Facs. Rev. Bonds:
  Series 1990-A, 7.50% 2013                                                                          3,500               4,641
  Series 1990-B:
   7.50% 2011                                                                                        1,160               1,415
   7.50% 2011 (preref. 2010)                                                                           560                 711
  Series 1997, 6.00% 2007                                                                            3,000               3,388
  Lease Rev. Bond, Series 2003, XLCA insured, 5.25% 2032 (put 2013)                                  8,000               9,126
 Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
   Series 2002-B (put 2012):
  5.25% 2023                                                                                        13,000              14,780
  6.00% 2029                                                                                        10,000              11,888
Environmental Facs. Corp., State Clean Water and Drinking Water, Revolving
   Funds Rev. Bonds:
 Series 2002-I, 5.25% 2016                                                                           2,295               2,594
 New York City Municipal Water Fin. Auth. Projects, Second Resolution Bonds,
   Series 2002-K, 5.50% 2017                                                                         5,000               5,982
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured:
 5.50% 2015                                                                                          2,000               2,286
 5.50% 2016                                                                                          2,605               2,964
Housing Fin. Agcy.:
 Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A:
  6.00% 2006                                                                                         3,000               3,317
  6.00% 2007                                                                                         2,000               2,191
 Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.20% 2010                              1,750               1,919
Local Government Assistance Corp., Series 1991-C, Capital Appreciation Bonds,
   0% 2005                                                                                           5,000               4,936
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series
   2002-A, 5.125% 2024                                                                               8,000               8,438
State Medical Care Facs. Fin. Agcy., Hospital Insured Mortgage Rev. Ref. Bonds,
   Series 1994-A, FHA insured:
  5.10% 2010                                                                                           765                 782
  5.25% 2014                                                                                         5,000               5,104
State Thruway Auth.:
 Local Highway and Bridge Service Contract Bonds:
  Series 2001, 5.25% 2015 (preref. 2011)                                                             2,500               2,911
  Series 2002, 5.50% 2015                                                                           13,250              15,009
 State Personal Income Tax Rev. Bonds:
  Econ. Dev. and Housing, Series 2003-A, 5.00% 2011                                                  5,000               5,720
  Transportation, Series 2002-A:
   5.50% 2015                                                                                        5,000               5,717
   5.50% 2016                                                                                        7,000               7,967
Urban Dev. Corp.:
 Correctional Capital Facs. Rev. Bonds:
  Ref. Series 1993-A, 5.30% 2005                                                                     1,800               1,863
  Series 7, 5.25% 2009                                                                               1,375               1,508
 Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev.
   Corp.), Series 2002-A (put 2011):
  5.00% 2017                                                                                        13,000              14,533
  5.50% 2017                                                                                         5,000               5,743
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A,
   FHA insured, 5.60% 2017                                                                           1,700               1,728
Long Island Power Auth., Electric System General Rev. Bonds:
 Series 2003-B:
  5.25% 2012                                                                                         8,615               9,749
  5.25% 2013                                                                                         1,500               1,689
  5.25% 2014                                                                                         4,500               5,060
 Series 2003-C:
  5.50% 2014                                                                                         2,400               2,724
  5.50% 2021                                                                                         1,000               1,096
City of New York:
 G.O. Bonds:
  Fiscal 1995 Series F (preref. 2005):
   6.60% 2010                                                                                        2,000               2,127
   6.625% 2025                                                                                       1,500               1,596
  Fiscal 1996 Series E, 6.50% 2006                                                                   3,000               3,288
  Fiscal 2001:
   Series F, 5.25% 2011                                                                              6,260               7,068
   Series H, 5.25% 2016                                                                              3,510               3,816
  Fiscal 2002:
   Series B, 5.50% 2012                                                                              7,810               8,879
   Series C, 5.25% 2021                                                                              6,720               7,139
   Series E, 5.75% 2012                                                                              1,500               1,749
   Series G:
    XLCA insured, 5.50% 2012                                                                         1,000               1,170
    5.625% 2013                                                                                      5,000               5,724
  Fiscal 2003 Series A, 5.125% 2010                                                                  3,000               3,376
 Transitional Fin. Auth., Future Tax Secured Bonds:
  Fiscal 1998:
   Series A, 5.00% 2027 (preref. 2007)                                                               1,440               1,617
   Series B, 4.50% 2027                                                                              5,000               4,989
   Series C, 5.00% 2018                                                                              2,000               2,110
  Fiscal 2001 Series C, 5.375% 2015                                                                  2,000               2,245
  Ref. Bonds, Fiscal 2003:
   Series A, 5.50% 2026                                                                             29,300              34,129
   Series B, 5.25% 2029 (expected maturity 2011)                                                    11,600              13,206
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev.
  Bonds (Peconic Landing at Southhold, Inc. Project), Series 2000-A, 8.00% 2030                      2,000               2,064
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B1,
   5.00% 2010                                                                                        3,000               3,341
Triborough Bridge and Tunnel Auth.:
 General Purpose and Rev. Bonds, Series Y, 6.00% 2012                                                1,000               1,200
 General Rev. Ref. Bonds, Series 2002-B:
  5.00% 2010                                                                                         3,500               4,002
  5.25% 2015                                                                                         3,000               3,468
  5.25% 2016                                                                                         4,100               4,610


NORTH CAROLINA  -  2.42%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Series 1993-B:
   6.00% 2006                                                                                        3,120               3,347
  7.25% 2007                                                                                         5,425               6,145
  7.00% 2008                                                                                        10,720              12,364
  6.125% 2009                                                                                        2,000               2,273
  6.00% 2022                                                                                         2,815               3,248
  6.00% 2026                                                                                         1,990               2,274
  MBIA insured, 6.00% 2026                                                                           2,500               3,056
 Series 1993-C, 5.00% 2021                                                                           2,300               2,300
 Series 1993-D, 5.60% 2016                                                                           1,000               1,011
 Series 1999-B:
  5.55% 2014                                                                                         4,450               4,811
   5.60% 2015                                                                                        2,500               2,700
  5.65% 2016                                                                                         2,000               2,153
   5.70% 2017                                                                                        4,775               5,134
 Series 1999-D, 6.75% 2026                                                                           3,500               3,927
 Series 2003-A:
  5.50% 2011                                                                                         1,000               1,111
  5.50% 2012                                                                                         2,500               2,783
 Series 2003-C:
  5.25% 2013                                                                                         2,000               2,187
   5.375% 2016                                                                                       2,500               2,703
 Series 2003-D:
  5.375% 2010                                                                                        1,000               1,106
   5.50% 2014                                                                                        2,500               2,789
  5.50% 2014                                                                                         2,000               2,231
Municipal Power Agcy. Number 1 (Catawba Electric Rev. Bonds):
 Series 1999-A, MBIA insured, 6.00% 2008                                                             3,935               4,509
 Series 1999-B, 6.625% 2010                                                                          1,475               1,755
 Series 2003-A:
  AMBAC insured, 5.25% 2015                                                                          2,000               2,263
  FSA insured, 5.25% 2016                                                                            3,000               3,376
County of Catawba, Hospital Rev. Ref. Bonds (Catawba Memorial Hospital Project),
   Series 1999, AMBAC insured, 4.60% 2010                                                            1,000               1,113
County of New Hanover, Hospital Rev. Bonds (New Hanover Regional Medical
   Center Project), Series 1999, MBIA insured, 5.25% 2011                                            1,995               2,256


OHIO  -  0.83%
Higher Education G.O. Bonds, Series 2001-B, 4.25% 2008                                               6,380               6,999
Higher Educational Fac. Commission, Adjustable Rev. Bonds (Kenyon College
   2002 Project):
  4.85% 2037 (put 2014)                                                                              2,000               2,146
 5.05% 2037 (put 2016)                                                                               2,300               2,494
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Water Quality,
   Series 2002, 5.25% 2015                                                                           2,000               2,286
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital),
   Series 1998, RADIAN insured, 4.60% 2007                                                           2,175               2,352
County of Lorain:
 Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A,
   5.25% 2021                                                                                        2,000               1,957
 Hospital Facs. Rev. Bonds (Catholic Healthcare Partners):
  Ref. and Improvement Bonds, Series 2001-A, 5.25% 2008                                              2,000               2,229
  Series 2002-A:
   5.50% 2013                                                                                        1,000               1,122
   5.50% 2016                                                                                        2,665               2,930
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center
   Network Obligated Group), Series 1999, 6.75% 2022                                                 1,000               1,111
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health
   System Obligated Group), Series 2000-B:
 6.375% 2022                                                                                         1,250               1,359
 6.375%  2030                                                                                        2,000               2,151


OKLAHOMA  -  0.32%
Health System Rev. Bonds, Baptist Medicine Center of Oklahoma, Series 1995-C,
   AMBAC insured, 6.375% 2009                                                                        2,500               2,708
Industries Auth., Rev. Ref. Bonds:
 Health Facs. (Sisters of Mercy Health System, St. Louis, Inc.), Series 1993-A,
   5.00% 2013                                                                                        2,505               2,546
 Health System (Obligated Group consisting of INTEGRIS Baptist Medical Center,
   Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health,
   Inc.), Series 1995-D, AMBAC insured, 6.00% 2009                                                   2,500               2,931
Tulsa Industrial Auth., Hospital Rev. and Ref. Bonds, St. John Medical Center
   Project, Series 1996, 5.375% 2017                                                                 3,000               3,100


OREGON  -  0.45%
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project),
   Series 1999:
 5.75% 2013                                                                                          3,000               3,067
 5.875% 2016                                                                                         3,500               3,524
 6.00% 2025                                                                                          9,090               9,138


PENNSYLVANIA  -  3.41%
G.O. Bonds, Second Ref., Series of 2002, 5.00% 2005                                                  6,000               6,368
Convention Center Auth., Rev. Ref. Bonds, Series 1994-A, 6.25% 2004                                  2,260               2,311
Higher Educational Facs. Auth., UPMC Health System Rev. Bonds, Series 1999-A,
   FSA insured, 5.00% 2009                                                                           2,000               2,251
Turnpike Commission, Oil Franchise Tax Senior Rev. Bonds, Series 2003-A,
   MBIA insured, 3.00% 2004                                                                          3,450               3,503
Allegheny County:
 Cert. of Part. (ACJCT Fac. Holdings L.P.), AMBAC insured, 5.00% 2019                                2,150               2,316
 Hospital Dev. Auth., AMBAC insured:
  Health System Rev. Bonds, Catholic Health East Issue, Series 1998-A:
   5.50% 2008                                                                                        1,000               1,147
   5.00% 2010                                                                                        2,705               3,013
  UPMC Health System Rev. Ref. Bonds, Series 1999-B, 5.25% 2008                                      5,160               5,874
Port Auth. of Allegheny County, Special Rev. Transportation Bonds, Ref. Series
   2001, FGIC insured, 5.50% 2015                                                                    1,000               1,143
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds
   (Jefferson Health System), Series 1997-B, 5.375% 2027                                             4,150               4,260
Delaware County Auth., Rev. Bonds, Catholic Health Systems, Series A, AMBAC
   insured, 5.00% 2010                                                                               2,465               2,745
Erie County, Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds
   (International Paper Co. Projects), Series 2002-A, 4.90% 2009                                     2,200               2,408
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group),
   Series 1998, ACA-CBI insured, 5.70% 2009                                                          1,500               1,700
Montgomery County Industrial Dev. Auth. Retirement Community Rev. Bonds (ACTS
   Retirement Life Communities, Inc. Obligated Group):
 Ref. Bonds, Series 1996-A, 5.875% 2022                                                              2,890               2,970
 Series 1996-B, 5.75% 2017                                                                           2,000               2,086
 Series 1998, 5.25% 2028                                                                            17,500              17,061
Hospitals and Higher Education Facs. Auth. of Philadelphia:
 Frankford Hospital, Series A (escrowed to maturity):
  6.00% 2014                                                                                         3,640               3,807
  6.00% 2023                                                                                         4,000               4,214
 Health System Rev. Bonds (Jefferson Health System):
  Series 1997-A:
   5.50% 2006                                                                                        2,285               2,465
    5.50% 2007                                                                                       1,995               2,196
   5.50% 2008                                                                                        2,000               2,229
    5.00% 2009                                                                                       1,000               1,090
    5.00% 2010                                                                                       1,000               1,078
  Series 1999-A, 5.00% 2018                                                                          1,475               1,525
 Hospital Rev. Bonds (Temple University Hospital):
  Series 1993-A, 6.50% 2008                                                                         10,575              11,488
  Series 1997, 5.70% 2009                                                                            1,000               1,037
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project),
   Series 1998, 5.50% 2010                                                                           2,815               2,879
City of Pittsburgh, G.O. Ref. Bonds, Series 1996-A, MBIA insured, 6.00% 2005                         4,000               4,195
City of Pottsville Hospital Auth., Hospital Rev. Bonds (The Pottsville Hospital
   and Warne Clinic), Series 1994, 7.25% 2024 (preref. 2004)                                         8,500               8,841
General Auth. of Southcentral Pennsylvania, York County Guaranteed Rev. Bonds,
   Series 2001, AMBAC insured, 4.50% 2031                                                            4,000               4,377
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian
   SeniorCare Obligated Group), Fixed Rate Rev. Bonds, Series 2000-B,
   8.125% 2030                                                                                       6,500               7,068


PUERTO RICO  -  0.37%
Public Improvement Ref. G.O. Bonds, Series 2003-C, 5.00% 2018 (put 2008)                            10,500              11,592
The Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000,
   5.75% 2020 (preref. 2010)                                                                         1,245               1,404


RHODE ISLAND  -  0.58%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A:
 MBIA insured, 5.75% 2012                                                                            4,850               5,848
 5.75% 2021                                                                                          2,715               3,263
 5.75% 2021 (escrowed to maturity)                                                                   1,210               1,454
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds, Lifespan
   Obligated Group Issue, Series 2002:
  6.375% 2021                                                                                        4,000               4,252
 6.50% 2032                                                                                          5,385               5,636


SOUTH CAROLINA  -  1.23%
Econ. Dev. Auth.:
 Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series
   2003-C, 6.375% 2034                                                                               3,000               3,201
 Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, AMBAC
   insured, 5.75% 2010                                                                               2,000               2,199
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project),
   Series 1998-A, MBIA insured, 5.25% 2010                                                           2,785               3,158
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper
   Company Projects), Series 1999-A, 5.125% 2012                                                     3,000               3,281
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement
   Bonds, Series 1997, FSA insured:
 5.50% 2007                                                                                          2,000               2,260
 5.00% 2009                                                                                          1,000               1,127
Piedmont Municipal Power Agcy., Electric Rev. Bonds:
 Ref. Series 1991, FGIC insured, 6.25% 2021                                                          4,640               5,751
 Ref. Series 1999-A, 5.25% 2015                                                                      8,420               8,759
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
   Series 2001-B, 6.00% 2022 (expected maturity 2012)                                               14,090              13,451


SOUTH DAKOTA  -  0.51%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured,
   0% 2014                                                                                           3,780               2,477
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional
   Hospital Issue), Series 1999, MBIA insured:
 5.00% 2007                                                                                          2,045               2,257
  5.00% 2009                                                                                         4,010               4,412
 5.00% 2010                                                                                          4,175               4,608
Housing Dev. Auth., Homeownership Mortgage Bonds:
 Series 1995-A, 5.80% 2014                                                                           3,000               3,069
 Series 2002-F, 4.30% 2014                                                                           1,030               1,080


TENNESSEE  -  1.97%
Fort Sanders Alliance Obligated Group, The Health, Educational and Housing Facs.
   Board of the County of Knox, Hospital Rev. Bonds, Series 1990-A,
   MBIA insured, 6.25% 2013                                                                          2,000               2,426
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A:
 5.00% 2005                                                                                          3,000               3,199
 5.00% 2006                                                                                          5,000               5,476
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal
   Express Corp.):
 Series 2001, 5.00% 2009                                                                             1,500               1,643
 Series 2002, 5.05% 2012                                                                            10,900              11,851
Health and Education Facs. Board of the Metropolitan Government of Nashville
   and Davidson County, Rev. Bonds (Blakeford Proj), Series 1994-A, 9.25%
   2024 (preref. 2004)                                                                               6,600               6,913
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011                          3,750               2,924
The Health, Educational and Housing Fac. Board of the County of Shelby,
   Hospital Rev. Bonds (Methodist Healthcare), Series 2002, 6.00% 2020                               9,500              10,357
The Health, Educational and Housing Facs. Board of the County of Sullivan
   (Wellmonth Health System Project):
 Hospital Rev. Bonds, Series 2002:
  6.75% 2014                                                                                         2,360               2,739
  6.75% 2016                                                                                         2,690               3,088
  6.25% 2022                                                                                         2,000               2,157
  6.25% 2032                                                                                         6,000               6,350
 Hospital Rev. Ref. Bonds, Series 2003, RADIAN insured:
  5.00% 2011                                                                                         6,000               6,690
  5.00% 2013                                                                                         3,000               3,321


TEXAS  -  11.49%
Public Fin. Auth., G.O. Ref. Bonds:
 Series 1995-A, 6.00% 2014 (preref. 2005)                                                            5,000               5,270
 Series 2001-A, 5.375% 2016                                                                          2,540               2,886
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes,
   Series 2002, 5.00% 2008                                                                           5,000               5,596
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015                                 1,500               1,677
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's
   Hospital Corp. Project), Series 1998, FSA insured:
 5.50% 2014                                                                                          2,830               3,276
 5.50% 2015                                                                                          6,320               7,264
City of Austin (Travis and Williamson Counties):
 Electric Utility Rev. Ref. Bonds, Series 2003, MBIA insured, 5.00% 2011                             1,000               1,145
 Water and Wastewater System Rev. Ref. Bonds, Series 2001-B, FSA insured,
   5.75% 2016                                                                                        6,800               7,871
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner
   Retirement Services, Inc. Obligated Group Project), Series 1998:
 5.25% 2009                                                                                          1,620               1,778
 5.00% 2010                                                                                          1,705               1,831
 5.25% 2028                                                                                          9,400               9,418
Brazos River Auth.:
 Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2003-D,
   5.75% 2029 (put 2014)                                                                             1,000               1,072
 Rev. Ref. Bonds (Houston Industries Incorporated Project), MBIA insured,
   4.90% 2015                                                                                        3,360               3,719
Brazos River Harbor Navigation, Dist. of Brazoria County, Environmental Facs.
   Rev. Bonds (The Dow Chemical Company Project), Series 2002-B3,
   5.15% 2033 (put 2009)                                                                             6,600               7,144
Cypress-Fairbanks Independent School Dist. (Harris County):
 Unlimited Tax Ref., Capital Appreciation Bonds, Series 1993-A, 0% 2013                              6,675               4,790
 Unlimited Tax Ref. and Schoolhouse Bonds, Series 2001, 5.25% 2016                                   3,500               3,932
City of Dallas:
 G.O. Limited Tax:
  5.00% 2014                                                                                         3,400               3,791
  5.00% 2015                                                                                         2,000               2,206
 Dallas, Denton, Collin and Rockwall Counties:
  G.O. Ref. and Improvement Bonds, Series 1998, 5.00% 2012                                           1,000               1,102
  Waterworks and Sewer System Rev. Ref. Bonds, Series 2002, 5.00% 2009                               1,285               1,460
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds,
   Series 2001-A:
 5.375% 2013                                                                                         2,465               2,847
 5.375% 2015                                                                                         3,725               4,225
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building
   Bonds, Series 2001:
 5.50% 2014                                                                                          2,050               2,383
 5.50% 2015                                                                                          2,150               2,455
 5.50% 2016                                                                                          1,125               1,284
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and
   School Building Bonds, Series 2001:
 5.50% 2013                                                                                          2,170               2,505
 5.50% 2015                                                                                          2,420               2,756
Harris County:
 G.O. Bonds:
  Rev. Ref. Bonds, Series 2002, MBIA insured, 0% 2015                                                6,000               3,745
  Permanent Improvement and Ref. Bonds, Series 2002:
   5.00% 2010                                                                                        2,000               2,279
   5.25% 2016                                                                                        2,700               3,053
  Unlimited Tax Road G.O. Ref. Bonds, Series 2001, 5.375% 2015                                       2,500               2,841
 Health Facs. Dev. Corp.:
  Hospital Rev. Bonds:
   Memorial Hermann Healthcare System, Series 2001-A, 6.375% 2029                                   13,900              15,161
   Memorial Hermann Hospital System Project, Series 1998, FSA insured:
    5.25% 2008                                                                                       1,890               2,123
    5.50% 2011                                                                                       5,000               5,818
    5.50% 2014                                                                                       4,790               5,589
    5.50% 2015                                                                                      10,325              11,967
  Rev. Bonds:
   CHRISTUS Health, Series 1999-A, MBIA insured, 5.50% 2010                                          3,380               3,869
   St. Luke's Episcopal Hospital:
    Series 2001-A:
     5.625% 2014                                                                                     1,000               1,115
     5.625% 2015                                                                                     2,500               2,774
     5.625% 2016                                                                                     2,700               2,974
     5.625% 2018                                                                                     2,000               2,176
     5.50% 2020                                                                                      4,000               4,271
     5.50% 2021                                                                                      5,740               6,095
    Series 2002:
     5.50% 2015                                                                                      1,000               1,114
     5.50% 2016                                                                                      1,000               1,105
     5.50% 2018                                                                                      1,105               1,204
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital,
   Inc. Project), Series 1996:
 7.00% 2008                                                                                            760                 820
 6.75% 2016                                                                                          1,740               1,793
City of Houston, FSA insured:
 Airport System Subordinate Lien Rev. Bonds, Series 2002-A:
  5.50% 2015                                                                                         3,000               3,453
  5.00% 2022                                                                                         3,000               3,163
 Water and Sewer System, Junior Lien Rev. Ref. Bonds, Series 1998-A, 0% 2019                         3,000               1,453
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas,
   FHA insured Mortgage Rev. Bonds, Series 2001, AMBAC insured, 5.20% 2021                           3,605               3,846
Katy Independent School Dist. (Fort Ben, Harris and Waller Counties):
 Limited Tax Ref. Bonds, Series 2001:
  5.50% 2015                                                                                         1,290               1,463
  5.50% 2016                                                                                         1,805               2,047
 Unlimited Tax School Building Bonds, Series 2003-A, 5.00% 2016                                      2,575               2,846
Ladero Independent School Dist. (Webb County), Unlimited Tax School Building
   and Ref. Bonds, Series 2001, 5.375% 2015                                                          2,000               2,267
Lewisville Independent School Dist. (Denton County), Unlimited Tax School
   Building and Ref. Bonds, Series 2001, 5.50% 2015                                                  2,000               2,296
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited
   Tax School Building and Ref. Bonds, Series 2001, 5.50% 2016                                       2,635               2,988
McKinney Independent School Dist. (Collin County), School Building Unlimited
   Tax Bonds, Series 2001, 5.125% 2016                                                               2,075               2,311
Northeast Medical Clinic, Hospital Auth., County of Humble, Rev. Bonds, FSA
   insured, 6.25% 2012                                                                               1,000               1,219
Northside Independent School Dist.:
 Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014                               4,000               4,626
 Variable Rate Unlimited Tax School Building Bonds, Series 2001-A:
  5.375% 2016                                                                                        2,560               2,902
  5.375% 2017                                                                                        2,695               3,045
  5.375% 2018                                                                                        2,835               3,187
City of Plano (Collin and Denton Counties), G.O. Ref. and Improvement Bonds,
   Series 2002, 4.00% 2004                                                                           5,975               6,065
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited
   Tax School Building Bonds, Series 2001-A:
 5.50% 2015                                                                                          2,000               2,283
 5.50% 2016                                                                                          2,500               2,854
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Company
   Project), Series 2001-A, 5.50% 2022 (put 2011)                                                   14,000              15,305
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds,
   Series 2002:
 RADIAN insured, 5.125% 2017                                                                         8,000               8,604
 6.00% 2021                                                                                          1,000               1,072
City of San Antonio:
 General Improvement and Ref. Bonds, Series 2001:
  5.25% 2015                                                                                         8,425               9,418
  5.25% 2016                                                                                         8,385               9,373
 General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011                                     4,000               4,563
 Electric and Gas Rev. Ref. Bonds (forward delivery), New Series 2003,
   5.25% 2011                                                                                        9,000              10,366
 Electric and Gas Systems Rev. and Ref. Bonds:
  New Series 1998-A:
   5.25% 2015                                                                                        3,300               3,687
   5.25% 2015 (preref. 2009)                                                                         1,775               2,042
  New Series 2002:
   5.375% 2015                                                                                       9,000              10,419
   5.375% 2016                                                                                       4,650               5,273
Water System Rev. and Ref. Bonds, (Bexar County), Series 2001, 5.00% 2016                            1,000               1,103
San Antonio Independent School Dist.:
 Unlimited Tax Ref. Bonds, Series 2001-B:
  5.375% 2013                                                                                        4,260               4,902
  5.375% 2015                                                                                        4,390               4,979
 Unlimited Tax School Building Bonds, Series 2001-A:
  5.375% 2015                                                                                        1,515               1,718
  5.375% 2016                                                                                        1,705               1,934
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse
   and Ref. Bonds, Series 2001:
  5.375% 2015                                                                                        3,875               4,362
  5.375% 2016                                                                                        3,070               3,455
Tarrant County, Health Facs. Dev. Corp.:
 Health Resources System Rev. Bonds, Series 1997-A, MBIA insured:
  5.50% 2007                                                                                         4,000               4,431
  5.75% 2015                                                                                         3,000               3,534
 Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A:
  5.00% 2019                                                                                         5,500               5,751
  5.25% 2022                                                                                         3,000               3,137
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev.
   Ref. and Improvement Bonds, Series 2002, FSA insured:
 5.00% 2010                                                                                          1,000               1,133
 5.00% 2013                                                                                          3,000               3,402
Board of Regents of the Texas A&M University System, Permanent University Fund
   Ref. Bonds, Series 2003, 5.25% 2016                                                               5,000               5,686
Board of Regents of The University of Texas System:
 Permanent University Fund Bonds, Series 2002-B:
  5.25% 2015                                                                                         7,435               8,461
  5.25% 2016                                                                                         2,315               2,622
 Rev. Fncg. System Bonds:
  Series 1996-B, 5.00% 2011 (preref. 2006)                                                           3,750               4,159
  Series 2001-B, 5.375% 2013 (preref. 2011)                                                          2,000               2,339
  Series 2001-C, 5.375% 2016 (preref. 2011)                                                          4,000               4,679
  Series 2003-B:
   5.25% 2010                                                                                        1,895               2,190
   5.25% 2011                                                                                        3,105               3,606
   5.375% 2016                                                                                       1,000               1,147
 Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016                                             7,280               8,426
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System),
   Series 2003, MBIA insured, 5.00% 2012                                                             1,895               2,143
Weatherford Independent School Dist. (Parker County), Unlimited Tax School
   Building and Ref. Bonds, Capital Appreciation, Series 2000, 0% 2018                               2,625               1,406


UTAH  -  0.67%
Alpine School Dist., Utah County, G.O. School Building Bonds (Utah School Bond
   Guaranty Program), Series 2001-A (preref. 2011):
 5.25% 2015                                                                                          3,000               3,511
 5.25% 2016                                                                                          4,225               4,945
Salt Lake County, G.O. Ref. Bonds, Series 2001:
 5.25% 2011                                                                                          5,000               5,856
 5.00% 2012                                                                                          8,130               9,222


VERMONT  -  0.07%
Educational and Health Buildings Fncg. Agcy., Hospital Rev. Bonds (Medical
   Center Hospital of Vermont Project), Series 1993, FGIC insured, 5.75% 2007                        2,250               2,303


VIRGINIA  -  1.03%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001,
   5.50% 2011                                                                                        3,500               4,161
Dulles Town Center, Community Dev. Auth. (Loudoun County), Special Assessment
   Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026                                       2,495               2,515
Fairfax County:
 Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc.
   Fac.), Series 1999-A, 7.50% 2029                                                                 15,500              16,652
 Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals
   Project), Series 1993-A, 5.00% 2011                                                               1,300               1,467
Industrial Dev. Auth., Hanover County, Hospital Rev. Bonds (Memorial Regional
   Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured,
   6.50% 2009                                                                                        1,000               1,202
Heritage Hunt Commercial Community Dev. Auth. (Prince William County),
   Special Assessment Bonds:
 Series 1999-A, 6.85% 2019                                                                           2,243               2,368
 Series 1999-B, 7.00% 2029                                                                             974               1,036
City of Newport News, G.O. General Improvement Bonds, Series 2000-A, 5.50% 2004                      3,300               3,327
Peninsula Ports Auth. Health System Rev. Ref. Bonds (Riverside Health System
   Project), Series 1998, MBIA insured, 5.00% 2010                                                   1,000               1,112
Virginia Gateway Community Dev. Auth. (Prince William County), Special
   Assessment Bonds, Series 1999, 6.25% 2026                                                         2,119               2,159


WASHINGTON  -  7.22%
G.O. Bonds:
 Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017                                      5,000               5,444
 Series 2003-A, 5.00% 2013                                                                           6,260               7,033
 Various Purpose:
  Ref. Bonds, Series R 2001-A, 5.25% 2005                                                            2,000               2,123
  Series 2001-C, 5.00% 2010                                                                          7,310               8,257
Health Care Facs. Auth., Rev. Bonds:
 Providence Health System), Series 2001-A, MBIA insured:
  5.50% 2011                                                                                         6,565               7,677
  5.625% 2014                                                                                        3,000               3,455
  5.625% 2015                                                                                        8,635               9,849
 Group Health Cooperative of Puget Sound, Series 2001, AMBAC insured,
   5.375% 2012                                                                                       1,500               1,731
Public Power Supply System, Rev. Ref. Bonds:
 Nuclear Project No. 1, Series 1997-B, 5.125% 2014                                                   5,000               5,342
 Nuclear Project No. 2:
  Series 1993-B, FSA insured, 5.65% 2008                                                             3,030               3,478
  Series 1994-A, 6.00% 2007                                                                         19,900              22,625
  Series 1998-A, 5.00% 2012                                                                          6,200               6,892
 Nuclear Project No. 3:
  Series 1989-A, MBIA insured, 0% 2013                                                               4,000               2,795
  Series 1989-B, 7.125% 2016                                                                         5,250               6,926
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise
   Tax Bonds, Series 1999, FGIC insured:
 5.25% 2021                                                                                          5,500               6,227
 4.75% 2028                                                                                         21,940              22,169
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest
   G.O. Bonds, Series 2001-C, FGIC insured, 0% 2016                                                  2,500               1,454
Energy Northwest:
 Columbia Generating Station Ref. Electric Rev. Bonds:
  Series 2001-A, FSA insured:
   5.375% 2013                                                                                       3,000               3,461
   5.50% 2016                                                                                       13,000              14,712
  Series 2003-A, 5.50% 2015                                                                          3,000               3,492
 Ref. Electric Rev. Bonds:
  Project No. 1:
   Series 2002-A, MBIA insured:
    5.50% 2015                                                                                       5,000               5,760
    5.50% 2016                                                                                       5,000               5,738
   Series 2003-A:
    5.50% 2014                                                                                       5,000               5,869
    5.50% 2016                                                                                       7,000               8,032
  Project No. 3, Series 2001-A, FSA insured, 5.50% 2017                                              5,000               5,641
King County:
 Limited Tax G.O. Ref. Bonds:
  Baseball Stadium, Series 2002:
   5.50% 2012                                                                                        2,675               3,165
   5.50% 2012 (escrowed to maturity)                                                                   325                 387
  Series 2003-B, 4.00% 2005                                                                          6,165               6,393
 Sewer Rev. Bonds, Rev. Ref. Bonds:
  Series 2001, FGIC insured, 5.25% 2015                                                              2,000               2,261
  Series 2002-B, FSA insured, 5.50% 2015                                                             4,500               5,160
Lewis County, Public Utility Dist. No. 1, Cowlitz Falls Hydroelectric Project
   Rev. Ref. Bonds, Series 2003, XLCA insured, 5.00% 2012                                            5,000               5,665
City of Seattle:
 Limited Tax G.O. Bonds, 2001 (Various Purposes):
  5.00% 2013                                                                                         3,835               4,326
  5.00% 2014                                                                                         4,040               4,522
  5.25% 2015                                                                                         4,255               4,786
  5.375% 2016                                                                                        4,485               5,081
  5.375% 2017                                                                                        4,440               5,012
  5.375% 2018                                                                                        2,000               2,246
 Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001,
   FSA insured:
  5.50% 2012                                                                                         2,000               2,314
  5.50% 2016                                                                                         5,000               5,670
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured:
 5.50% 2016                                                                                          3,080               3,630
 5.50% 2018                                                                                          7,920               9,300
 5.50% 2019                                                                                          3,630               4,262
 Snohomish County, Public Utility Dist. No. 1, Generation System Rev. Ref.
   Bonds, Series 2002-B, FSA insured, 5.25% 2012                                                     2,250               2,608


WISCONSIN  -  1.97%
G.O. Bonds:
 Ref. Bonds, Series 1998-1, 5.50% 2010                                                               3,225               3,778
 Series 1999-A, 5.00% 2012 (preref. 2009)                                                            3,390               3,846
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed
   Bonds:
 Rev. Bonds, 5.50% 2006                                                                              1,000               1,034
 5.75% 2012                                                                                          2,000               2,008
 6.125% 2027                                                                                        15,450              15,167
Health and Educational Facs. Auth., Rev. Bonds:
 Children's Hospital Project, Series 1993, FGIC insured, 5.50% 2006                                  2,000               2,196
 Children's Hospital of Wisconsin, Inc., Series 1998, AMBAC insured, 5.625% 2015                     1,130               1,321
 Froedtert & Community Health Obligated Group, Series 2001:
  5.625% 2014                                                                                        1,000               1,108
  5.625% 2015                                                                                        1,100               1,214
 Medical College of Wisconsin, Series 1993, 5.95% 2015                                               3,000               3,072
 The Monroe Clinic, Inc.:
  Series 1998:
    4.80% 2010                                                                                       1,110               1,190
   4.90% 2011                                                                                        1,165               1,240
  Series 1999:
   5.125% 2016                                                                                       1,000               1,038
   5.375% 2022                                                                                       2,000               2,047
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 1998-A,
   5.375% 2017                                                                                       1,510               1,605
Transportation Rev. Bonds, Series 1993-A, MBIA insured, 4.80% 2009                                   9,645              10,848
Pollution Control and Industrial Dev. Rev. Bonds (General Motors Corp.
   Projects), City of Janesville, Series 1984, 5.55% 2009                                            3,650               4,033
Milwaukee Metropolitan Sewerage Dist., Milwaukee, Ozaukee, Washington and
   Waukesha Counties, G.O. Sewerage Systems Bonds, Series 2001-A, 5.25% 2014
   (preref. 2011)                                                                                    3,590               4,199
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources
   Co. Project), Series 1991-E (collateralized), FGIC insured, 6.90% 2021                            6,000               7,981


                                                                                                                     3,216,789


                                                                                                 Principal              Market
                                                                                                    amount               value
SHORT-TERM SECURITIES - 7.12%                                                                         (000)               (000)


Alexandria, Virginia,  Redev. and Housing Auth., Residential Care Fac. First
   Mortgage Rev. Bonds (Goodwin House), Multi-Mode Series 1996-B, 0.93% 2006 (3)                     3,935               3,935
Athens-Clarke County, Georgia,  1.00% 2033 (3)                                                       4,350               4,350
Baltimore County, Maryland, Rev. Bonds (Oak Crest Village, Inc. Project),
   Series 1999-A, 0.96% 2029 (3)                                                                     2,080               2,080
California Pollution Control Financing Auth., Pollution Control Ref. Rev. Bonds
   (Pacific Gas and Electric Co.), Series 1996-E, 1.00% 2026 (3)                                     2,600               2,600
Public Building Auth. of the City of Clarksville, Tennessee, Pooled Fncg. Rev.
   Bonds (Tennessee Municipal Bond Fund): (3)
 Series 2001, 1.00% 2031                                                                             4,050               4,050
 Series 2003, 1.00% 2033                                                                             8,100               8,100
City of Detroit, Michigan, Sewage Disposal System, Rev. Bonds, Series 2003-B,
   FSA insured, 0.98% 2033 (3)                                                                       3,800               3,800
City of Farmington, Arizona, Pollution Control Rev. Ref. Bonds (Public Service
   Co. Four Corners Project), Series 1994-B, 0.98% 2024 (3) (4)                                      2,800               2,800
University of Florida, University Athletic Association, Inc., Capital
   Improvement Rev. Bonds, Series 1990, 1.00% 2020 (3)                                                 900                 900
Town of Hurley, New Mexico, Pollution Control Rev. Bonds, (Kennecott Santa Fe
   Corp. Project - The British Petroleum Company), Series 1985,  0.99% 2015 (3)                      1,200               1,200
City of Irvine, California, Assessment Dist. No. 03-19, Limited Obligation
   Improvement Bonds, Series A, 0.98% 2029 (3)                                                       2,000               2,000
Jackson County, Mississippi, Pollution Control Ref. Rev. Bonds (Chevron USA Inc.
   Project), Series 1993, 0.98% 2023 (3)                                                             1,500               1,500
Jacksonville Health Facs. Auth., Florida, Hospital Rev. Bonds:(3)
 Baptist Medical Center Project, Series 2001, 0.93% 2021                                            12,200              12,200
 Ref. Bonds (Genesis Rehabilitation Hospital Project), Series 1996, 1.00% 2021                       1,700               1,700
County of Knox, Tennessee, Health, Educational and Housing Facs. Board, Student
   Rev. Bonds (Volunteer Student Housing, LLC Projects), Series 2002,
   0.96% 2034 (3)                                                                                      600                 600
Lehigh County, Pennsylvania, General Purpose Auth. (Saint Luke's Hospital of
   Bethlehem, PA Project), Hospital Rev. Bonds, Series of 2001, 0.93% 2031 (3)                       8,000               8,000
Long Island, New York, Power Authority, Electric System Gen. Rev. Bonds, Series
   2003-B, 0.95% 2033 (3)                                                                            3,300               3,300
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds
   (Howard Hughes Medical Institute Issue):(3)
 Series 2003-A, 0.95% 2038                                                                           2,500               2,500
 Series 2003-C, 0.95% 2038                                                                           3,750               3,750
State of Maryland, Community Development Administration, Multi-family Dev. Rev.
   Ref. Bonds, (Avalon Ridge Apartments Project), Series 1997, 0.92% 2026 (3)                        2,200               2,200
Maryland Health and Higher Educational Facs. Auth., Pooled Loan Program Rev.
   Bonds, Series 1994-D, 0.95% 2029 (3)                                                             14,310              14,310
Commonwealth of Massachusetts, G.O. Ref. Bonds, Series 1998-A, 0.93% 2016 (3)                       17,500              17,500
Massachusetts Bay Transportation Auth., General Transportation System Bonds,
   Variable Rate Demand Obligations, Series 2000, 0.92% 2030 (3)                                    26,100              26,100
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series
   2001-C2, Lloyds TSB insured, 0.95% 2036 (3)                                                       1,300               1,300
State of Michigan, Grant Anticipation Notes, Series 2001-D, FSA insured,
   0.90% 2008 (3)                                                                                   10,000              10,000
Board of Trustees of Michigan State University, General Rev. Bonds, Series
   2002-A, 0.98% 2032 (3)                                                                            2,000               2,000
The Curators of the University of Missouri Systems Facs. Rev. Bonds:(3)
 Series 2000-B, 0.98% 2030                                                                           3,500               3,500
 Demand Rev. Bonds, Series 2001-A, 0.98% 2031                                                        5,975               5,975
County of Montgomery, Tennessee, The Public Building Auth., Pooled Fncg. Rev.
   Bonds (Tennessee County Loan Pool):(3)
 Series 1999, 0.95% 2029                                                                            13,200              13,200
 Series 2002, 1.00% 2032                                                                             3,705               3,705
State of New Jersey, Hudson County Improvement Auth., Essential Purpose Pooled
   Governmental Loan Program Bonds, Series 1986, 0.90% 2026 (3)                                      7,300               7,300
City of New York, New York: (3)
 G.O. Bonds, Fiscal 1994:
  Series A, 0.98% 2019                                                                               2,300               2,300
  Series A, Subseries A-7, 0.98% 2021                                                                2,100               2,100
  Series C, 0.93% 2023                                                                               2,700               2,700
  Subseries E-3, 0.98% 2023                                                                          1,150               1,150
 Jay Street Dev. Corp., Courts Fac. Lease Rev. Bonds (NYC - Jay Street Project),
   Fiscal 2001 Series A1, 0.93% 2022                                                                11,100              11,100
 Municipal Water Finance Auth., Water and Sewer System Rev. Bonds, Fiscal 1995
   Series A, FGIC insured, 0.95% 2025                                                               15,000              15,000
North Carolina Medical Care Commission, Variable Rate Hospital Rev. Bonds
   (Pooled Fncg. Project), Series 1996-A, 0.93% 2016 (3)                                             3,515               3,515
Peninsula Ports Auth., Virginia, Series 1987-B, 0.95% 3/5/2004                                       3,000               3,000
County of Riverside, California, Cert. of Part. ACES (Riverside County Public
   Facs. Project), Series 1985-B, 0.92% 2015 (3)                                                     5,800               5,800
Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Ref.
   Bonds (Carilion Health System Obligated Group): (3)
 Series 2002-C, 0.93% 2027 (4)                                                                       1,920               1,920
 Series 2002-D, 0.99% 2027                                                                           2,325               2,325
Salt Lake County, Utah, Pollution Control Rev. Ref. Bonds (Service Station
   Holdings Inc. Project - The British Petroleum Company), Series 1994,
   0.99% 2008 (3)                                                                                    1,715               1,715
San Diego Community College Dist., San Diego County, California, Tax-Exempt
   G.O. Bonds, Election 2002, Series 2003-A, FSA insured, 3.00% 5/1/2004                             3,740               3,753
Tacoma, Washington, Water Ref. Bonds, Series 2002-2A, 0.95% 3/16/2004                                2,000               2,000
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs.
   Ref. Rev. Bonds (ExxonMobil Project), Series 2001, Subseries 2001-A,
   0.88% 2031 (3)                                                                                    1,500               1,500
Uinta County, Wyoming, Pollution Control Ref. Rev. Bonds (Chevron USA Inc.
   Project), Series 1993, 0.98% 2020 (3)                                                             3,000               3,000
City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co.
   Project): (3)
 Series 1993-A, B and C, 0.88% 2033                                                                  3,800               3,800
 Series 1993-A, 0.88% 2033                                                                           2,500               2,500
 Series 2001, 0.88% 2029                                                                             3,700               3,700








                                                                                                                       249,333


Total investment securities (cost: $3,245,660,000)                                                                   3,466,122
Other assets less liabilities                                                                                           38,639

Net assets                                                                                                          $3,504,761

* Amount less than one thousand.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Issuer not making scheduled interest payments;
    bankruptcy proceedings pending.
(3) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to Abbreviations
Agcy. = Agency
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at February 29, 2004                          (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market (cost: $3,245,660)                                                                  $3,466,122
 Cash                                                                                                                        62
 Receivables for:
  Sales of fund's shares                                                                         $10,224
  Interest                                                                                        42,200                 52,424
 Other assets                                                                                                                 5
                                                                                                                      3,518,613
LIABILITIES:
 Payables for:
  Purchases of investments                                                                         4,375
  Repurchases of fund's shares                                                                     3,222
  Dividends on fund's shares                                                                       3,520
  Investment advisory services                                                                       887
  Services provided by affiliates                                                                  1,740
  Deferred Directors' compensation                                                                    98
  Other fees and expenses                                                                             10                 13,852
NET ASSETS AT FEBRUARY 29, 2004                                                                                      $3,504,761

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                          $3,288,223
 Undistributed net investment income                                                                                      4,791
 Accumulated net realized loss                                                                                           (8,715)
 Net unrealized appreciation                                                                                            220,462
Net assets at February 29, 2004                                                                                      $3,504,761

TOTAL AUTHORIZED CAPITAL STOCK - 500,000 SHARES, $.001 PAR VALUE

                                                                                                                         Net asset
                                                                      Net assets         Shares outstanding        value per share

Class A                                                               $3,111,361                    245,087                  12.69
Class B                                                                  121,465                      9,568                  12.69
Class C                                                                  133,777                     10,538                  12.69
Class F                                                                   94,738                      7,463                  12.69
Class R-5                                                                 43,420                      3,420                  12.69
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.18.


See Notes to Financial Statements

STATEMENT OF OPERATIONS                                              unaudited
for the six months ended February 29, 2004

INVESTMENT INCOME:                                       (dollars in thousands)
 Income:
  Interest                                                                                                               $81,912

 Fees and expenses:
  Investment advisory services                                                                     $5,206
  Distribution services                                                                             5,020
  Transfer agent services                                                                             357
  Administrative services                                                                             188
  Reports to shareholders                                                                              64
  Registration statement and prospectus                                                               100
  Postage, stationery and supplies                                                                     53
  Directors' compensation                                                                              27
  Auditing and legal                                                                                   58
  Custodian                                                                                            29
  Federal and state income taxes                                                                       85
  Other                                                                                                33                 11,220
 Net investment income                                                                                                    70,692

NET REALIZED LOSS AND UNREALIZED
 APPRECIATION ON INVESTMENTS:
 Net realized loss on investments                                                                                         (1,393)
 Net unrealized appreciation on investments                                                                              139,670
  Net realized loss and unrealized
   appreciation on investments                                                                                           138,277
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                        $208,969



See Notes to Financial Statements





STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                               Six months             Year ended
                                                                                       ended February 29,             August 31,
                                                                                                    2004*                   2003
OPERATIONS:
 Net investment income                                                                            $70,692               $135,316
 Net realized loss on investments                                                                  (1,393)                (7,442)
 Net unrealized appreciation (depreciation)
  on investments                                                                                  139,670                (53,242)
  Net increase in net assets
   resulting from operations                                                                      208,969                 74,632

DIVIDENDS AND DISTRIBUTIONS PAID OR ACCRUED
 TO SHAREHOLDERS:
 Dividends from net investment income                                                             (68,841)              (134,482)
 Distributions from net realized gain
  on investments                                                                                        -                 (4,888)
  Total dividends and distributions paid or accrued
   to shareholders                                                                                (68,841)              (139,370)

CAPITAL SHARE TRANSACTIONS                                                                        119,281                379,173

TOTAL INCREASE IN NET ASSETS                                                                      259,409                314,435

NET ASSETS:
 Beginning of period                                                                            3,245,352              2,930,917
 End of period (including undistributed
  net investment income: $4,791 and $2,940,
  respectively)                                                                                $3,504,761             $3,245,352

*Unaudited.

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS                                        unaudited



1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class A             Up to 3.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class B                 None          Declines from 5% to zero   Classes B converts to Class A
                                               for redemptions within          after eight years
                                               six years of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class F                 None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class R-5                None                    None                          None

---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Generally, income earned by the fund is exempt from federal income taxes; however, the fund might earn taxable income from the sale of certain securities purchased at a market discount.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 29, 2004, the cost of investment securities for federal income tax purposes was $3,241,639,000.

As of February 29, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)

Undistributed net investment income                                                                            $4,330
Undistributed short-term capital gains                                                                            210
Accumulated long-term capital losses                                                                           (8,867)
Gross unrealized appreciation on investment securities                                                        236,832
Gross unrealized depreciation on investment securities                                                        (12,349)

Accumulated short-term capital gains above include a capital loss carryforward of $382,000 expiring in 2011. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. Also included in accumulated long-term capital losses above are net capital losses of $6,940,000, that were realized during the period November 1, 2002 through August 31, 2003.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):


                                                          Distributions from        Distributions from         Total distributions
Share class                                                tax-exempt income      long-term capital gains          paid or accrued
Six months ended February 29, 2004
Class A                                                             $ 62,249                           -                  $ 62,249
Class B                                                                2,017                           -                     2,017
Class C                                                                2,083                           -                     2,083
Class F                                                                1,586                           -                     1,586
Class R-5                                                                906                           -                       906
Total                                                               $ 68,841                           -                  $ 68,841

Year ended August 31, 2003
Class A                                                            $ 123,155                     $ 4,448                 $ 127,603
Class B                                                                3,663                         151                     3,814
Class C                                                                3,647                         154                     3,801
Class F                                                                2,357                          77                     2,434
Class R-5                                                              1,660                          58                     1,718
Total                                                              $ 134,482                     $ 4,888                 $ 139,370


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES -The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.25% on such income in excess of $8,333,333. For the six months ended February 29, 2004, the investment advisory services fee was $5,206,000, which was equivalent to an annualized rate of 0.313% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F                                                      0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For Class A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 29, 2004, unreimbursed expenses subject to reimbursement totaled $2,770,000 for Class A.

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

          Expenses under the agreements described above for the six months ended February 29, 2004, were as follows (dollars in thousands):

         -----------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent         Administrative services
                            services         services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent
                                                             administrative        services
                                                                services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class A         $3,710            $340          Not applicable     Not applicable
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class B           584               17          Not applicable     Not applicable
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class C           628         Included in            $94                 $6
                                         administrative
                                           services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
             Class F            98         Included in             59                   7
                                         administrative
                                           services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
            Class R-5    Not applicable    Included in             21                  1
                                         administrative
                                            services
         -----------------------------------------------------------------------------------------
         -----------------------------------------------------------------------------------------
              Total          $5,020            $357               $174                $14
         -----------------------------------------------------------------------------------------


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes $14,000 in current fees (either paid in cash or deferred) and a net increase of $13,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                                                                       REINVESTMENTS OF DIVIDENDS
SHARE CLASS                                                          SALES(1)                               AND DISTRIBUTIONS
                                                            AMOUNT               SHARES               AMOUNT                SHARES
SIX MONTHS ENDED FEBRUARY 29, 2004
Class A                                                   $ 299,368               23,987              $ 44,075                3,522
Class B                                                      10,305                  827                 1,489                  119
Class C                                                      22,326                1,790                 1,599                  128
Class F                                                      35,478                2,841                 1,257                  101
Class R-5                                                     6,329                  510                   113                    9
Total net increase
   (decrease)                                             $ 373,806               29,955              $ 48,533                3,879

YEAR ENDED AUGUST 31, 2003
Class A                                                   $ 846,258               68,133              $ 89,131                7,193
Class B                                                      48,940                3,937                 2,832                  229
Class C                                                      73,715                5,935                 2,960                  239
Class F                                                     135,210               10,898                 1,922                  155
Class R-5                                                    11,168                  897                   224                   18
Total net increase
   (decrease)                                           $ 1,115,291               89,800              $ 97,069                7,834





SHARE CLASS                                                       REPURCHASES(1)                               NET INCREASE
                                                           AMOUNT               SHARES                  AMOUNT            SHARES
SIX MONTHS ENDED FEBRUARY 29, 2004
Class A                                                  $ (261,635)            (21,041)              $ 81,808             6,468
Class B                                                      (9,289)               (747)                 2,505               199
Class C                                                     (15,945)             (1,282)                 7,980               636
Class F                                                     (13,261)             (1,066)                23,474             1,876
Class R-5                                                    (2,928)               (235)                 3,514               284
Total net increase
   (decrease)                                            $ (303,058)            (24,371)             $ 119,281             9,463

YEAR ENDED AUGUST 31, 2003
Class A                                                  $ (662,081)            (53,454)             $ 273,308            21,872
Class B                                                     (16,493)             (1,333)                35,279             2,833
Class C                                                     (35,983)             (2,906)                40,692             3,268
Class F                                                    (109,667)             (8,840)                27,465             2,213
Class R-5                                                    (8,963)               (727)                 2,429               188
Total net increase
   (decrease)                                            $ (833,187)            (67,260)             $ 379,173            30,374


(1) Includes exchanges between share classes of the fund.

5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of February 29, 2004, the total value of restricted securities was $8,715,000, which represented 0.25% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $171,527,000 and $164,853,000, respectively, during the six months ended February 29, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 29, 2004, the custodian fee of $29,000 included $418 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS  (1)

                                                                          Income from investment operations(2)
                                                                                           Net
                                                     Net asset                    gains(losses)
                                                        value,           Net      on securities          Total from
                                                     beginning    investment     (both realized          investment
                                                     of period        income    and unrealized)          operations
Class A:
 Six months ended 2/29/2004 (4)                         $12.17          $.27              $.51                $.78
 Year ended 8/31/2003                                    12.41           .54              (.22)                .32
 Year ended 8/31/2002                                    12.38           .57               .06                 .63
 Year ended 8/31/2001                                    11.81           .60               .57                1.17
 Year ended 8/31/2000                                    11.86           .60              (.01)                .59
 Year ended 8/31/1999                                    12.60           .59              (.55)                .04
Class B:
 Six months ended 2/29/2004 (4)                          12.17           .22               .51                 .73
 Year ended 8/31/2003                                    12.41           .44              (.22)                .22
 Year ended 8/31/2002                                    12.38           .48               .06                 .54
 Year ended 8/31/2001                                    11.81           .52               .57                1.09
 Period from 3/15/2000 to 8/31/2000                      11.50           .21               .34                 .55
Class C:
 Six months ended 2/29/2004 (4)                          12.17           .21               .52                 .73
 Year ended 8/31/2003                                    12.41           .43              (.22)                .21
 Year ended 8/31/2002                                    12.38           .47               .06                 .53
 Period from 3/15/2001 to 8/31/2001                      12.10           .21               .29                 .50
Class F:
 Six months ended 2/29/2004 (4)                          12.17           .26               .51                 .77
 Year ended 8/31/2003                                    12.41           .52              (.22)                .30
 Year ended 8/31/2002                                    12.38           .55               .06                 .61
 Period from 3/15/2001 to 8/31/2001                      12.10           .24               .29                 .53
Class R-5:
 Six months ended 2/29/2004 (4)                          12.17           .28               .51                 .79
 Year ended 8/31/2003                                    12.41           .56              (.22)                .34
 Period from 7/15/2002 to 8/31/2002                      12.33           .07               .08                 .15



                                                             Dividends and distributions

                                                      Dividends
                                                      (from net  Distributions            Total          Net asset
                                                     investment  (from capital    dividends and         value, end
                                                        income)         gains)    distributions          of period
Class A:
 Six months ended 2/29/2004 (4)                          $(.26)           $-             $(.26)             $12.69
 Year ended 8/31/2003                                     (.54)         (.02)             (.56)              12.17
 Year ended 8/31/2002                                     (.57)         (.03)             (.60)              12.41
 Year ended 8/31/2001                                     (.60)            -              (.60)              12.38
 Year ended 8/31/2000                                     (.60)         (.04)             (.64)              11.81
 Year ended 8/31/1999                                     (.59)         (.19)             (.78)              11.86
Class B:
 Six months ended 2/29/2004 (4)                           (.21)            -              (.21)              12.69
 Year ended 8/31/2003                                     (.44)         (.02)             (.46)              12.17
 Year ended 8/31/2002                                     (.48)         (.03)             (.51)              12.41
 Year ended 8/31/2001                                     (.52)            -              (.52)              12.38
 Period from 3/15/2000 to 8/31/2000                       (.24)            -              (.24)              11.81
Class C:
 Six months ended 2/29/2004 (4)                           (.21)            -              (.21)              12.69
 Year ended 8/31/2003                                     (.43)         (.02)             (.45)              12.17
 Year ended 8/31/2002                                     (.47)         (.03)             (.50)              12.41
 Period from 3/15/2001 to 8/31/2001                       (.22)            -              (.22)              12.38
Class F:
 Six months ended 2/29/2004 (4)                           (.25)            -              (.25)              12.69
 Year ended 8/31/2003                                     (.52)         (.02)             (.54)              12.17
 Year ended 8/31/2002                                     (.55)         (.03)             (.58)              12.41
 Period from 3/15/2001 to 8/31/2001                       (.25)            -              (.25)              12.38
Class R-5:
 Six months ended 2/29/2004 (4)                           (.27)            -              (.27)              12.69
 Year ended 8/31/2003                                     (.56)         (.02)             (.58)              12.17
 Period from 7/15/2002 to 8/31/2002                       (.07)            -              (.07)              12.41




                                                                                       Ratio of            Ratio of
                                                                    Net assets,        expenses          net income
                                                          Total   end of period      to average          to average
                                                      return(3)   (in millions)      net assets          net assets
Class A:
 Six months ended 2/29/2004 (4)                           6.54%         $3,111             .61% (5)           4.31% (5)
 Year ended 8/31/2003                                     2.55           2,905             .61                4.33
 Year ended 8/31/2002                                     5.31           2,689             .63                4.73
 Year ended 8/31/2001                                    10.22           2,202             .66                5.00
 Year ended 8/31/2000                                     5.27           1,831             .67                5.22
 Year ended 8/31/1999                                      .23           1,917             .65                4.78
Class B:
 Six months ended 2/29/2004 (4)                           6.15             122            1.37 (5)            3.55 (5)
 Year ended 8/31/2003                                     1.79             114            1.37                3.56
 Year ended 8/31/2002                                     4.53              81            1.38                3.91
 Year ended 8/31/2001                                     9.45              26            1.40                4.06
 Period from 3/15/2000 to 8/31/2000                       4.89               3             .64                1.99
Class C:
 Six months ended 2/29/2004 (4)                           6.09             134            1.50 (5)            3.42 (5)
 Year ended 8/31/2003                                     1.66             120            1.50                3.43
 Year ended 8/31/2002                                     4.40              82            1.51                3.79
 Period from 3/15/2001 to 8/31/2001                       4.20              15             .73                1.77
Class F:
 Six months ended 2/29/2004 (4)                           6.47              95             .75 (5)            4.18 (5)
 Year ended 8/31/2003                                     2.41              68             .75                4.19
 Year ended 8/31/2002                                     5.15              42             .78                4.54
 Period from 3/15/2001 to 8/31/2001                       4.45               7             .40                2.11
Class R-5:
 Six months ended 2/29/2004 (4)                           6.63              43             .44 (5)            4.48 (5)
 Year ended 8/31/2003                                     2.72              38             .44                4.51
 Period from 7/15/2002 to 8/31/2002                       1.23              37             .06                 .59





                                                         Six months ended
                                                           February 29,
                                                              2004(4)                         Year ended August 31
                                                                              2003         2002       2001        2000        1999
Portfolio turnover rate for all classes of shares               5%             8%           8%         21%         29%         15%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) Unaudited.
(5) Annualized.

See Notes to Financial Statements


OTHER SHARE CLASS RESULTS                                            unaudited
Class B, Class C and Class F
Returns for periods ended March 31, 2004 (the most recent calendar quarter):

                                                                                              1 year       Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within
     six years of purchase                                                                     +0.11%          +6.09%(1)
Not reflecting CDSC                                                                            +5.11%          +6.50%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                      +3.97%          +5.21%(2)
Not reflecting CDSC                                                                            +4.97%          +5.21%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged
     by sponsoring firm                                                                        +5.74%          +5.94%(2)

Figures shown on this page are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Tax-Exempt Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.89 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.14 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE TAX-EXEMPT BOND FUND OF AMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES"-- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
>  The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-919-0404

Litho in USA BDC/AL/8095

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND
OF AMERICA, INC.

By

/s/ Neil L. Langberg
Neil L. Langberg, President and PEO

Date: May 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Neil L. Langberg
Neil L. Langberg, President and PEO

Date:  May 7, 2004

By

/s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer

Date: May 7, 2004